UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-22354
Grosvenor Registered Multi-Strategy Fund (TE), LLC
(Exact name of Registrant as specified in charter)
900 North Michigan Avenue, Suite 1100
Chicago, Illinois 60611
(Address of principal executive offices) (Zip code)

Scott J. Lederman	George J. Zornada, Esq.
Grosvenor Registered Multi-Strategy Funds	K&L Gates LLP
900 North Michigan Avenue	State Street Financial Center
Suite 1100	One Lincoln Street
Chicago, Illinois 60611	Boston, Massachusetts 02111-2950
(Name and address of agent for service)
Registrant’s telephone number, including area code: (312) 506-6500
Date of fiscal year end: March 31
Date of reporting period: September 30, 2011

ITEM 1 — REPORTS TO STOCKHOLDERS
The Report to Shareholders is attached hereto.
GROSVENOR REGISTERED MULTI-STRATEGY FUND (TE), LLC
Financial Statements (unaudited)
For the Six Months Ended September 30, 2011

Grosvenor Registered Multi-Strategy Fund (TE), LLC
Financial Statements (unaudited)
For the Six Months Ended September 30, 2011
     The Registrant files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Registrant’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Information on Form N-Q is available without charge, upon request, by calling (866) 211-4521.
     A description of the policies and procedures that the Registrant uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866) 211-4521 and on the Commission’s website at http://www.sec.gov.
     Information regarding how the Registrant voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866) 211-4521, and on the Commission’s website at http://www.sec.gov.

Grosvenor Registered Multi-Strategy Fund (TE), LLC
Statement of Assets, Liabilities and Members’ Capital (unaudited)
September 30, 2011

ASSETS

Investment in Grosvenor Multi-Strategy Offshore Fund, Ltd., at fair value	$75,202,021
Cash and cash equivalents (See Note 2d)	166,219
Investment in Grosvenor Multi-Strategy Offshore Fund, Ltd. paid in advance	315,705
Other assets	15

Total assets	75,683,960

LIABILITIES

Members’ subscriptions received in advance	315,705
Professional fees payable	50,994
Management fee payable	49,811
Due to Adviser (See Note 2b)	33,637
Servicing fees payable	24,906
Administration fee payable	1,500
Other liabilities	4,097

Total liabilities	480,650

NET ASSETS	$75,203,310

MEMBERS’ CAPITAL*	$75,203,310

*	Members’ Capital includes net subscriptions, cumulative net investment income/(loss), cumulative net realized gain/(loss), and accumulated unrealized appreciation from investments in Grosvenor Multi-Strategy Offshore Fund, Ltd.
The accompanying notes and attached unaudited financial statements of Grosvenor Registered Multi-Strategy Master Fund, LLC and
Grosvenor Multi-Strategy Offshore Fund, Ltd. are an integral part of these financial statements.

1

Grosvenor Registered Multi-Strategy Fund (TE), LLC
Statement of Operations (unaudited)
For the Six Months Ended September 30, 2011

NET INVESTMENT LOSS ALLOCATED FROM GROSVENOR MULTI- STRATEGY OFFSHORE FUND, LTD. AND GROSVENOR REGISTERED MULTI-STRATEGY MASTER FUND, LLC
Interest	$365
Expenses	(362,395)

Net investment loss allocated from Grosvenor Multi-Strategy Offshore Fund, Ltd. and Grosvenor Registered Multi-Strategy Master Fund, LLC	(362,030)

FUND INCOME
Interest	79

FUND EXPENSES
Management fee	122,236
Servicing fees	61,118
Professional fees	23,539
Printing fees	14,069
Administration fee	4,500
Expense limitation recapture	179,617
Other expenses	18,651

Total Fund expenses	423,730

Net Investment Loss	(785,681)

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS ALLOCATED FROM GROSVENOR MULTI-STRATEGY OFFSHORE FUND, LTD. AND GROSVENOR REGISTERED MULTI-STRATEGY MASTER FUND, LLC
Net realized gain on investments	180
Net change in accumulated unrealized appreciation on investments	(3,290,886)

Net realized and unrealized loss on investments allocated from Grosvenor Multi-Strategy Offshore Fund, Ltd. and Grosvenor Registered Multi- Strategy Master Fund, LLC	(3,290,706)

NET DECREASE IN MEMBERS’ CAPITAL RESULTING FROM OPERATIONS	$(4,076,387)

The accompanying notes and attached unaudited financial statements of Grosvenor Registered Multi-Strategy Master Fund, LLC and
Grosvenor Multi-Strategy Offshore Fund, Ltd. are an integral part of these financial statements.

2

Grosvenor Registered Multi-Strategy Fund (TE), LLC
Statement of Changes in Members’ Capital

Members’ Capital, June 1, 2010 (commencement of operations)	$—
Members’ subscriptions	33,705,555
Members’ interests repurchased	(849,231)

Net increase in Members’ Capital resulting from capital transactions	32,856,324

Net investment loss	(633,537)
Net realized gain from investments	1,092,725
Net change in accumulated unrealized appreciation on investments	1,358,307

Net increase in Members’ Capital resulting from operations	1,817,495

Members’ Capital, March 31, 2011	34,673,819
Members’ subscriptions	44,657,575
Members’ interests repurchased	(51,697)

Net increase in Members’ Capital resulting from capital transactions	44,605,878

Net investment loss	(785,681)
Net realized gain from investments	180
Net change in accumulated unrealized appreciation on investments	(3,290,886)

Net decrease in Members’ Capital resulting from operations	(4,076,387)

Members’ Capital, September 30, 2011 (unaudited)	$75,203,310

The accompanying notes and attached unaudited financial statements of Grosvenor Registered Multi-Strategy Master Fund, LLC and
Grosvenor Multi-Strategy Offshore Fund, Ltd. are an integral part of these financial statements.

3

Grosvenor Registered Multi-Strategy Fund (TE), LLC
Statement of Cash Flows (unaudited)
For the Six Months Ended September 30, 2011
CASH FLOWS FROM OPERATING ACTIVITIES

Net decrease in Members’ Capital resulting from operations	$(4,076,387)
Adjustments to reconcile net decrease in Members’ Capital resulting from operations to net cash used in operating activities:
Net change in accumulated unrealized appreciation on investments allocated from Grosvenor Multi-Strategy Offshore Fund, Ltd. and Grosvenor Registered Multi-Strategy Master Fund, LLC	3,290,886
Net investment loss allocated from Grosvenor Multi-Strategy Offshore Fund, Ltd. and Grosvenor Registered Multi-Strategy Master Fund, LLC	362,030
Net realized gain on investments allocated from Grosvenor Multi-Strategy Offshore Fund, Ltd. and Grosvenor Registered Multi-Strategy Master Fund, LLC	(180)
Purchases of investment in Grosvenor Multi-Strategy Offshore Fund, Ltd.	(37,572,405)
Proceeds from investment in Grosvenor Multi-Strategy Offshore Fund, Ltd.	900,928
(Increase)/Decrease in operating assets:
Prepaid insurance	8,269
Other assets	(6)
Increase/(Decrease) in operating liabilities:
Management fee payable	34,986
Servicing fees payable	17,494
Professional fees payable	324
Due to Adviser	(891)
Other liabilities	30

Net Cash Used in Operating Activities	(37,034,922)

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Members’ subscriptions	37,873,005
Payments for Members’ interests repurchased	(900,928)

Net Cash Provided by Financing Activities	36,972,077

Net decrease in cash and cash equivalents	(62,845)
Cash and cash equivalents at beginning of period	229,064

Cash and cash equivalents at end of period	$166,219

The accompanying notes and attached unaudited financial statements of Grosvenor Registered Multi-Strategy Master Fund, LLC and
Grosvenor Multi-Strategy Offshore Fund, Ltd. are an integral part of these financial statements.

4

Grosvenor Registered Multi-Strategy Fund (TE), LLC
Financial Highlights
The following represents certain ratios to average Members’ Capital, total return, and other supplemental information for the period indicated:

	For the Six	June 1, 2010
	Months Ended	(commencement of
	September 30,	operations) through
	2011*	March 31, 2011*
	(unaudited)
Ratios to average Members’ Capital: (a)

Net investment loss — net of expense reimbursement (b)	(3.21%)	(3.26%)

Expenses — gross of expense reimbursement (c)	2.48%	4.08%

Expenses — net of expense reimbursement (c)	3.21%	3.27%

Total return (d)	(6.83%)	6.32%

Members’ Capital, end of period ($000)	$75,203	$34,674

*	The ratios for this period have been annualized. Organizational expenses included in the ratios for the period June 1, 2010 through March 31, 2011 have not been annualized.
(a)	Average Members’ Capital is determined by using the net assets at the end of each month during the period.

(b)	The ratio reflects the income and expenses including the TE Fund’s proportionate share of income and expenses of Grosvenor Multi-Strategy Offshore Fund, Ltd. and Grosvenor Registered Multi-Strategy Master Fund, LLC.

(c)	The ratio reflects the expenses including the TE Fund’s proportionate share of the expenses of Grosvenor Multi-Strategy Offshore Fund, Ltd. and Grosvenor Registered Multi-Strategy Master Fund, LLC. See Expense footnote 2.6.

(d)	Total return is not annualized. Total return assumes a purchase of an Interest in the TE Fund on the first day and the sale of an Interest on the last day of the period and is calculated by using geometrically linked monthly returns. An individual Member’s return may vary from these returns based on the timing of Member subscriptions and repurchases.
The accompanying notes and attached unaudited financial statements of Grosvenor Registered Multi-Strategy Master Fund, LLC and
Grosvenor Multi-Strategy Offshore Fund, Ltd. are an integral part of these financial statements.

5

Grosvenor Registered Multi-Strategy Fund (TE), LLC
Notes to Financial Statements (unaudited)
September 30, 2011
1. Organization
Grosvenor Registered Multi-Strategy Fund (TE), LLC (the “TE Fund”) is a Delaware limited liability company that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, diversified, management investment company. The TE Fund commenced operations on June 1, 2010 and has many of the features of a private investment fund. The TE Fund’s interests (“Interests”) are offered only in private placements to persons (i) who are “accredited investors” under the Securities Act of 1933, as amended, and (ii) who meet other investor eligibility criteria established by the TE Fund.
The TE Fund’s primary investment objectives are to provide investors (i) an attractive, long-term rate of return, on an absolute as well as a risk-adjusted basis, (ii) low performance volatility and (iii) minimal correlation with the equity and fixed income markets. In pursuing its investment objectives, the TE Fund invests substantially all of its assets in Grosvenor Multi-Strategy Offshore Fund, Ltd. (the “Offshore Fund”), an exempted company incorporated under the laws of the Cayman Islands that is not registered under the 1940 Act. The Offshore Fund will, in turn, invest substantially all of its assets in Grosvenor Registered Multi-Strategy Master Fund, LLC (the “Master Fund”), a Delaware limited liability company, which, like the TE Fund, is registered under the 1940 Act. The Master Fund and the Offshore Fund have the same investment objectives and substantially the same investment policies as those of the TE Fund. This form of investment structure is commonly known as a “master/feeder fund” arrangement. The Master Fund pursues its investment objectives principally through a multi-manager, multi-strategy program of investment in a diverse group of private investment funds (“Portfolio Funds”), managed by a select group of alternative asset managers (“Investment Managers”). The Master Fund seeks diversification by investing in Portfolio Funds that (i) pursue non-traditional investment strategies and (ii) are expected to exhibit a low degree of performance correlation, not only with broad market indices but also with each other. The Master Fund invests in the Portfolio Funds as a limited partner, member or shareholder, along with other investors and generally invests in between 25 and 50 Portfolio Funds. It is expected that the Portfolio Funds in which the Master Fund invests will not be registered under the 1940 Act. There can be no assurance that the investment objectives of the TE Fund, the Offshore Fund or the Master Fund will be achieved.
The financial statements of the Offshore Fund and the Master Fund, including the Schedule of Investments, are attached to this report and should be read in conjunction with the TE Fund’s financial statements. As of September 30, 2011, the TE Fund’s beneficial ownership of the Offshore Fund’s Shareholders’ Capital was 97.97%. As of September 30, 2011, the Offshore Fund’s beneficial ownership of the Master Fund’s Members’ Capital was 14.10%.
Effective April 1, 2011, Grosvenor Capital Management L.P., (the “Adviser” or “Grosvenor”) serves as the management services provider of the TE Fund and the Offshore Fund and the investment adviser of the Master Fund. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”) and is responsible for the day-to-day operations of each the Master Fund, the Offshore Fund and the TE Fund. Pursuant to an investment advisory agreement between the Master Fund and the Adviser, the Adviser is responsible for

6

Grosvenor Registered Multi-Strategy Fund (TE), LLC Notes to
Financial Statements (continued) (unaudited)
September 30, 2011
1. Organization (continued)
providing all portfolio management and investment advisory services for the Master Fund. In addition, the Adviser provides various management and administrative services to the TE Fund pursuant to a management agreement with the TE Fund. Under the management agreement, the Adviser also is responsible for the investment of the cash reserves of the TE Fund. The Adviser is subject to oversight by the Board of Directors of the Master Fund and the Offshore Fund, whose members also comprise the TE Fund’s Board of Directors (the “Board”).
The Board has overall responsibility to manage and supervise the operations of the TE Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the TE Fund’s business. The Board exercises the same powers, authority and responsibilities on behalf of the TE Fund as customarily exercised by directors of a typical investment company registered under the 1940 Act and organized as a corporation.
Grosvenor Securities LLC (“GSLLC”), which is an affiliate of the Adviser, and Merrill Lynch, Pierce, Fenner & Smith Incorporated (“MLPF&S”) presently act as the placement agents for the TE Fund. The TE Fund has also entered into member servicing agreements with MLPF&S and Grosvenor (each, a “Servicing Agent”) to provide (or arrange for the provision of) ongoing Member and account maintenance services. MLPF&S is the Servicing Agent for those Members that purchased their Interests through MLPF&S and Grosvenor is the Servicing Agent for all other Members.
Subscriptions for Interests in the TE Fund by eligible investors may be accepted as of the first day of each month, or at such times as the Board may determine. Investors who purchase limited liability company Interests in the TE Fund in the offering, and other persons who acquire Interests and are admitted to the TE Fund by its Board, will become members of the TE Fund (the “Members”). The TE Fund may, from time to time, offer to repurchase Interests from its Members pursuant to written tenders by Members. These repurchase offers will be made at such times and on such terms as may be determined by the Board, in its sole discretion, subject to the liquidity of the TE Fund’s assets and other factors considered by the Board. The Adviser expects that it will recommend to the Board that the TE Fund offer to repurchase Interests from Members four times each year, effective as of the last day of each calendar quarter. Members can only transfer or assign Interests under certain limited circumstances. Member repurchases are recognized as liabilities when the amount becomes fixed and determinable. This generally will occur on the last day of a fiscal period.
As of the last day of each calendar month, the TE Fund allocates net profits or losses for that month to the capital accounts of all Members, in proportion to their respective opening capital account balances for such period (after taking into account any Member subscriptions deemed to be made as of the first day of such period).

7

Grosvenor Registered Multi-Strategy Fund (TE), LLC Notes to
Financial Statements (continued) (unaudited)
September 30, 2011
2. Summary of Significant Accounting Policies
a. Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States (“GAAP”) requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Management believes that the estimates utilized in preparing the TE Fund’s financial statements are reasonable and prudent; however, the actual results could differ from these estimates.
b. Expenses
The TE Fund bears its own expenses and, indirectly, bears a pro rata portion of the Offshore Fund and the Master Fund’s expenses incurred in its business, including, but not limited to, the following: fees paid directly or indirectly to the investment managers of the Portfolio Funds; all costs and expenses directly related to the portfolio transactions and positions for the Master Fund’s account; legal fees; accounting and auditing fees; custodial and escrow fees; fees paid to the TE Fund’s, the Offshore Fund’s, and the Master Fund’s administrator; costs of insurance; management fees and advisory fees; the fees and travel expenses and other expenses of the TE Fund’s, the Offshore Fund’s, and the Master Fund’s Boards; all costs with respect to communications regarding the TE Fund’s and the Master Fund’s transactions between the Adviser and any custodian or other agent engaged by the TE Fund; and other types of expenses approved by the TE Fund’s, the Offshore Fund’s, or the Master Fund’s Board of Directors. The expenses of the Portfolio Funds are not included in expenses in the TE Fund’s Statement of Operations or the Financial Highlights, as the effect of these expenses is recognized in realized and unrealized gains and losses allocated from the Master Fund.
The Adviser and the TE Fund have entered into an expense limitation and reimbursement agreement (the “Expense Limitation Agreement” or “ELA”) under which the Adviser will, subject to possible reimbursement by the TE Fund as described below, waive fees or pay or absorb operating expenses of the TE Fund (including the TE Fund’s share of the ordinary operating expenses of the Offshore Fund and the Master Fund) to the extent necessary to limit the ordinary operating expenses of the TE Fund (including the TE Fund’s share of the ordinary operating expenses of the Offshore Fund and the Master Fund, but excluding (i) all fees, expenses and incentive allocations of the Portfolio Funds in which the Master Fund invests; and (ii) taxes, interest and related costs of borrowing, brokerage commissions and any extraordinary expenses of the TE Fund, the Offshore Fund or the Master Fund) to 3.27% per annum of the TE Fund’s average monthly net assets (the “Expense Limitation”). In consideration of the Adviser’s agreement to limit the TE Fund’s expenses, the TE Fund will carry forward the amount of fees waived and expenses paid or absorbed by the Adviser in excess of the Expense Limitation, for a period not to exceed three years from the end of the fiscal year in which the fee was waived or the expense was paid or absorbed, and will reimburse the Adviser such amounts. Reimbursement will be made as promptly as possible, but only to the extent it does not cause the TE Fund’s annualized ordinary operating expenses to exceed the Expense Limitation in

8

Grosvenor Registered Multi-Strategy Fund (TE), LLC
Notes to Financial Statements (continued) (unaudited)
September 30, 2011
2. Summary of Significant Accounting Policies (continued)
b. Expenses (continued)
effect at the time that the reimbursement is made. The Expense Limitation Agreement will remain in effect until March 31, 2012 and will automatically continue in effect from year to year thereafter unless terminated by the Adviser or the TE Fund.
At March 31, 2011, the cumulative expenses under the Expense Limitation that had not yet been recouped by the Adviser equaled $34,528, which was recorded as a payable on the Statement of Assets, Liabilities and Members’ Capital. For the period ended September 30, 2011, the TE Fund incurred $606,508 of total expenses (including $362,395 of expenses allocated from the Offshore Fund and the Master Fund), all of which was subject to the Expense Limitation Agreement. The TE Fund was responsible for bearing $800,054 of expenses based upon the provisions of the ELA, resulting in the recapture of $179,617 of prior expense limitation reimbursement. The TE Fund paid the Adviser a net amount equal to $180,508 during the period for such recapture, resulting in an amount due to the Adviser equal to $33,637 at September 30, 2011, which has been recorded as a payable on the Statement of Assets, Liabilities and Members’ Capital. Adviser recapture of previous expense overages paid to the TE Fund is dependent on future levels of Members’ Capital and expenses of the TE Fund, the Offshore Fund and the Master Fund.
c. Income Taxes
As a limited liability company that is treated as a partnership, no provision for the payment of federal, state or local income taxes has been provided by the TE Fund. Each Member is individually required to report on its own tax return its share of the TE Fund’s taxable income or loss. The TE Fund has a tax year end of December 31.
Net investment income or loss and net realized and unrealized gain or loss from investments of the TE Fund for each fiscal period are allocated among, and credited to or debited against, the capital accounts of all members as of the last day of each fiscal period in accordance with each Member’s respective investment percentage for the fiscal period, as defined in the TE Fund’s Operating Agreement.
The authoritative guidance on accounting for and disclosure of uncertainty in tax positions requires management to determine whether a tax position of the TE Fund is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. For tax positions meeting the “more likely than not” threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement with the relevant taxing authority. The TE Fund has determined that there are no unrecognized tax benefits or liabilities relating to uncertain income tax positions expected to be taken on the tax return for the tax year ended December 31, 2010.

9

Grosvenor Registered Multi-Strategy Fund (TE), LLC
Notes to Financial Statements (continued) (unaudited)
September 30, 2011
2. Summary of Significant Accounting Policies (continued)
c. Income Taxes (continued)
The TE Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended September 30, 2011, the TE Fund did not incur any interest or penalties. Management believes that no tax accrual is necessary.
d. Other
Cash and cash equivalents consist of amounts maintained in a BNY Mellon Investment Servicing Trust Company interest-bearing account and include overnight deposits in BlackRock Liquidity Funds — Temp Fund. Interest income is recorded on the accrual basis. In circumstances when insured limits are exceeded, the risk of default depends on the creditworthiness of the counterparties to each of these transactions. The TE Fund has not experienced and does not expect to experience any losses in such accounts.
The TE Fund records its proportionate share of the Offshore Fund and the Master Fund’s income, expenses, realized and unrealized gains and losses. In addition, the TE Fund records its own income and expenses on the accrual basis.
3. Portfolio Valuation
The TE Fund records its investment in the Offshore Fund at fair value, which represents the TE Fund’s proportionate interest in the Offshore Fund. The performance of the TE Fund is directly affected by the performance of the Offshore Fund and the Master Fund. The valuation of investments held by the Master Fund is discussed in the notes to the Master Fund’s financial statements attached to this report.
4. Management Fee
Pursuant to a management agreement between the TE Fund and the Adviser, the Adviser is entitled to a management fee (the “Management Fee”), paid monthly in arrears, equal to an annual rate of 0.50% of the Members’ ending monthly capital of the TE Fund before taking into consideration the Management Fee, prior to any repurchases or distribution of capital during the month. The portion of the Management Fee attributable to a Member’s capital account is specially allocated to such Member.
5. Related Party Transactions
The Board is made up of five Board members who are not “interested persons”, as defined by the 1940 Act, (the “Independent Directors”). Compensation to the Board is paid and expensed by the Master Fund and allocated pro-rata to the Feeder Funds. All Independent Directors may be reimbursed for out-of-pocket expenses of attendance at each regular or special meeting of the Board or of any committee thereof and for their expenses, if any, in connection with any other service or

10

Grosvenor Registered Multi-Strategy Fund (TE), LLC
Notes to Financial Statements (continued) (unaudited)
September 30, 2011
5. Related Party Transactions (continued)
activity they perform or engage in as Independent Directors. The total fees and expenses (including compensation) of the Independent Directors and Fund Officers are shown on the Master Fund’s Statement of Operations.

BNY Mellon Investment Servicing Trust Company serves as custodian of the TE Fund’s assets and provides custodial services for the TE Fund. BNY Mellon Investment Servicing (U.S.) Inc. serves as administrator and accounting agent to the TE Fund and in that capacity provides certain accounting, record keeping, investor related services, and regulatory administrative services. The TE Fund pays a monthly fee to the custodian and the administrator based primarily upon month-end Members’ Capital.

The TE Fund has entered into a member services agreement with each Servicing Agent to provide (or arrange provision of) ongoing Member and account maintenance services. As consideration for these services, the TE Fund pays a monthly servicing fee (the “Servicing Fee”) to each Servicing Agent at an annualized rate of 0.25% of the net assets of the TE Fund that are attributable to the Members serviced by such Servicing Agent, as determined as of the last day of the month prior to any withdrawal or distribution of capital during the month.

Investors may be charged a placement fee (the “Placement Fee”) on Interests placed by a Placement Agent of up to 2.50% of the investment amount. The Placement Fee is paid by investors directly to the Placement Agent and is not borne by the TE Fund. The Placement Fee is waived for certain investors, including those investors investing through an account with GSLLC.
6. Financial Instruments with Off-Balance Sheet Risk or Concentrations of Credit Risk or Liquidity Risks
In the normal course of business, the Portfolio Funds in which the Master Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These may include, but are not limited to, short selling activities, writing option contracts, contracts for differences and equity swaps. However, as a result of the investments by the Master Fund as a limited partner, member or shareholder, the Master Fund’s liability with respect to its investments in the Portfolio Funds is generally limited to the net asset value of its interest in each Portfolio Fund.
Because the TE Fund is a closed-end investment company, Interests are not redeemable at the option of Members and are not exchangeable for interests of any other fund. Although the Board in its discretion may cause the TE Fund to offer from time to time to repurchase Interests at the Members’ capital account value, Interests are considerably less liquid than shares of funds that trade on a stock exchange or shares of open-end investment companies. With respect to any offer to repurchase Interests by the TE Fund, the aggregate repurchase amount will be determined by the Board in its discretion and such repurchase amount may represent only a small portion of outstanding Interests. Because the Master Fund’s investments in Portfolio Funds themselves have limited liquidity, the Master Fund, the Offshore Fund and the TE Fund may not be able to fund significant repurchases.

11

Grosvenor Registered Multi-Strategy Fund (TE), LLC
Notes to Financial Statements (continued) (unaudited)
September 30, 2011
6. Financial Instruments with Off-Balance Sheet Risk or Concentrations of Credit Risk or Liquidity Risks (continued)
Members whose Interests are accepted for repurchase also bear the risk that the TE Fund’s members’ capital account value may fluctuate significantly between the time that they submit their request for repurchase and the date as of which Interests are valued for the purpose of repurchase.

Liquidity risk is the risk that the Master Fund will encounter difficulty in meeting obligations associated with financial liabilities. Among other things, liquidity could be impaired by an inability to access secured and/or unsecured sources of financing, an inability to sell assets or to withdraw capital from the Portfolio Funds, or unforeseen outflows of cash to meet tender demands. This situation may arise due to circumstances outside of the Master Fund’s control, such as a general market disruption or an operational issue affecting the Master Fund or third parties, including the Portfolio Funds. Also, the ability to sell assets may be impaired if other market participants are seeking to sell similar assets at the same time.

The Master Fund’s capital investment in the Portfolio Funds can be withdrawn on a limited basis. As a result, the Master Fund may not be able to provide liquidity to the Offshore Fund and the TE Fund. Thus, the Offshore Fund and the TE Fund may not be able to liquidate quickly some of their direct and indirect investments in the Master Fund in order to meet liquidity requirements or respond to market events.
7. Guarantees
Under the TE Fund’s organizational documents, its Directors and officers are indemnified against certain liabilities arising out of the performance of their duties to the TE Fund. In addition, in the normal course of business, the TE Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The TE Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the TE Fund that have not yet occurred. However, based on experience, the TE Fund expects the risk of loss due to these warranties and indemnities to be remote.
8. Subsequent Events
The TE Fund has evaluated all subsequent events through the date that the audited financial statements were available to be issued and noted the following:
On September 27, 2011, the TE Fund announced a tender offer to purchase up to $4,000,000 of outstanding Interests from Members. The net asset value of Interests will be calculated for this purpose on December 31, 2011. The tender offer expired on October 27, 2011.
Subsequent to September 30, 2011, the TE Fund received subscriptions from Members for Interests in the amount of $3,203,750 which became effective as of November 1, 2011.

12

GROSVENOR MULTI-STRATEGY OFFSHORE FUND, LTD.
Financial Statements (unaudited)
For the Six Months Ended September 30, 2011

Grosvenor Multi-Strategy Offshore Fund, Ltd.
Financial Statements (unaudited)
For the Six Months Ended September 30, 2011

Grosvenor Multi-Strategy Offshore Fund, Ltd.
Statement of Assets, Liabilities and Shareholders’ Capital (unaudited)
September 30, 2011

ASSETS

Investment in Grosvenor Registered Multi-Strategy Master Fund, LLC, at fair value	$76,717,258
Cash and cash equivalents (See Note 2d)	77,246
Investment in Grosvenor Registered Multi-Strategy Master Fund, LLC paid in advance	315,705
Interest receivable	1

Total assets	77,110,210

LIABILITIES

Shareholders’ capital subscriptions received in advance	315,705
Professional fees payable	27,001
Administration fees payable	5,500
Management fee payable	1,316
Servicing fees payable	1,316
Other liabilities	2,066

Total liabilities	352,904

NET ASSETS	$76,757,306

SHAREHOLDERS’ CAPITAL

SHAREHOLDERS’ CAPITAL (equivalent to $966.42 per share based on 77,814.73 shares of Class A capital stock outstanding and $1,008.21 per share based on 1,542.62 shares of Class B stock outstanding)*	$76,757,306

*	Shareholders’ Capital includes net subscriptions, cumulative net investment income/(loss), cumulative net realized gain/(loss), and accumulated unrealized appreciation from investments in Grosvenor Registered Multi-Strategy Master Fund, LLC.
The accompanying notes and attached unaudited financial statements of Grosvenor Registered
Multi-Strategy Master Fund, LLC are an integral part of these financial statements.

1

Grosvenor Multi-Strategy Offshore Fund, Ltd.
Statement of Operations (unaudited)

For the Six Months Ended September 30, 2011

NET INVESTMENT LOSS ALLOCATED FROM GROSVENOR REGISTERED MULTI-STRATEGY MASTER FUND, LLC
Interest	$372
Expenses	(317,140)

Net investment loss allocated from Grosvenor Registered Multi-Strategy Master Fund, LLC	(316,768)

FUND INCOME
Interest	4

FUND EXPENSES
Professional fees	27,096
Administration fee	16,500
Printing fees	5,662
Management fee	3,716
Servicing fees	3,716
Other expenses	6,903

Total Fund expenses	63,593

Net Investment Loss	(380,357)

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS ALLOCATED FROM GROSVENOR REGISTERED MULTI-STRATEGY MASTER FUND, LLC
Net realized gain on investments	1,309
Net change in accumulated unrealized depreciation on investments	(3,380,294)

Net realized and unrealized loss on investments allocated from Grosvenor Registered Multi-Strategy Master Fund, LLC	(3,378,985)

NET DECREASE IN SHAREHOLDERS’ CAPITAL RESULTING FROM OPERATIONS	$(3,759,342)

The accompanying notes and attached unaudited financial statements of Grosvenor Registered
Multi-Strategy Master Fund, LLC are an integral part of these financial statements.

2

Grosvenor Multi-Strategy Offshore Fund, Ltd.
Statement of Changes in Shareholders’ Capital

		For the Six
		Months Ended
		September 30,
		2011
		(unaudited)

Operations
Net investment loss		$(380,357)
Net realized gain from investments		1,309
Net change in accumulated unrealized depreciation on investments		(3,380,294)

Decrease in Shareholders’ Capital resulting from operations		(3,759,342)

Capital Transactions
Shareholders’ capital subscriptions	Shares

Class A	44,162.48	44,256,700
Class B	559.18	601,800
Shareholders’ capital redemptions	Shares

Class A	50.29	(51,697)

Increase in Shareholders’ Capital resulting from capital transactions		44,806,803

Net Increase in Shareholders’ Capital		41,047,461

Shareholders’ Capital at beginning of period		35,709,845

Shareholders’ Capital at end of period		$76,757,306

The accompanying notes and attached unaudited financial statements of Grosvenor Registered
Multi-Strategy Master Fund, LLC are an integral part of these financial statements.

3

Grosvenor Multi-Strategy Offshore Fund, Ltd.
Statement of Cash Flows (unaudited)

For the Six Months Ended September 30, 2011

CASH FLOWS FROM OPERATING ACTIVITIES

Net decrease in Shareholders’ Capital resulting from operations	$(3,759,342)
Adjustments to reconcile net decrease in Shareholders’ Capital resulting from operations to net cash used in operating activities:
Net change in accumulated unrealized depreciation allocated from Grosvenor Registered Multi-Strategy Master Fund, LLC	3,380,294
Net investment loss allocated from Grosvenor Registered Multi-Strategy Master Fund, LLC	316,768
Net realized gain allocated from Grosvenor Registered Multi-Strategy Master Fund, LLC	(1,309)
Purchases of investment in Grosvenor Registered Multi-Strategy Master Fund, LLC	(37,841,305)
Proceeds from investment in Grosvenor Registered Multi-Strategy Master Fund, LLC	900,929
(Increase)/Decrease in operating assets:
Interest receivable	3
Increase/(Decrease) in operating liabilities:
Management fee payable	874
Servicing fees payable	874
Professional fees payable	5,516
Other liabilities	35

Net Cash Used in Operating Activities	(36,996,663)

CASH FLOWS FROM FINANCING ACTIVITIES

Proceeds from Shareholders’ capital subscriptions	37,841,305
Payments for Shareholders’ capital redemptions	(900,928)

Net Cash Provided by Financing Activities	36,940,377

Net decrease in cash and cash equivalents	(56,286)

Cash and cash equivalents at beginning of period	133,532

Cash and cash equivalents at end of period	$77,246

The accompanying notes and attached unaudited financial statements of Grosvenor Registered
Multi-Strategy Master Fund, LLC are an integral part of these financial statements.

4

Grosvenor Multi-Strategy Offshore Fund, Ltd.
Financial Highlights
The following represents certain ratios to average Shareholders’ Capital, total return, and other supplemental information for the periods indicated:

	For the Six Months Ended
	September 30, 2011*
	(unaudited)
	Class A	Class B
Per Share Operating Performance (Initial Series):

Net asset value, beginning of period	$1,028.10	$1,077.94

Income (loss) from investment operations:
Net investment loss (a)	(7.43)	(13.09)
Net realized and unrealized loss from investments	(54.25)	(56.64)

Total from investment operations	(61.68)	(69.73)

Net asset value, end of period	$966.42	$1,008.21

Ratios and Supplemental Data (Initial Series):

Total return (b)	(6.00%)	(6.47%)

Ratios to Average Net Assets:

Ratio of net investment loss to average Shareholders’ Capital (c)	(1.55%)	(2.57%)

Ratio of total expenses to average Shareholders’ Capital (d)	1.55%	2.57%

Ratio of net expenses to average Shareholders’ Capital (d)	1.55%	2.57%

*	The ratios for the period have been annualized.

(a)	Calculated as the cumulative amount of monthly net investment income (loss) divided by monthly ending shares outstanding for each share class.

(b)	Total return is not annualized. Total return is net of expenses and assumes a purchase of capital stock in the Offshore Fund on the first day, and the redemption of shares on the last day of the period. An individual Shareholder’s return may vary from these returns based on the timing of the Shareholder’s subscriptions and redemptions.

(c)	The ratio reflects the income and expenses assuming inclusion of the Offshore Fund’s proportionate share of income and expenses of Grosvenor Registered Multi-Strategy Master Fund, LLC.

(d)	The ratio reflects the expenses assuming inclusion of the Offshore Fund’s proportionate share of the expenses of Grosvenor Registered Multi-Strategy Master Fund, LLC. See Expense footnote 2.b.
The accompanying notes and attached unaudited financial statements of Grosvenor Registered
Multi-Strategy Master Fund, LLC are an integral part of these financial statements.

5

Grosvenor Multi-Strategy Offshore Fund, Ltd.
Notes to Financial Statements (unaudited)
September 30, 2011
1. Organization
Grosvenor Multi-Strategy Offshore Fund, Ltd. (the “Offshore Fund”) is an exempted company incorporated under the laws of the Cayman Islands. The Offshore Fund is not registered as an investment company because it is not organized in the United States, and under applicable interpretations of the U.S. Investment Company Act of 1940, as amended (the “1940 Act”), by the staff of the Securities and Exchange Commission (the “SEC”), the Fund is not deemed subject to U.S. registration requirements. The Offshore Fund commenced operations on June 1, 2010. The Offshore Fund is offering voting participating Class A Shares to registered investment companies that are permitted U.S. persons and non-voting participating Class B Shares to non-U.S. persons. Unless otherwise specified, Class A Shares and Class B Shares are collectively referred to herein as “Shares.” Investors who acquire Shares will become shareholders of the Fund (“Shareholders”).

The Offshore Fund’s primary investment objectives are to provide investors (i) an attractive, long-term rate of return, on an absolute as well as a risk-adjusted basis, (ii) low performance volatility and (iii) minimal correlation with the equity and fixed income markets. In pursuing its investment objectives, the Offshore Fund invests substantially all of its assets in Grosvenor Registered Multi-Strategy Master Fund, LLC (the “Master Fund”), a Delaware limited liability company that is registered under the 1940 Act. The Master Fund has the same investment objectives and substantially the same investment policies as those of the Offshore Fund. This form of investment structure is commonly known as a “master/feeder fund” arrangement. The Master Fund pursues its investment objectives principally through a multi-manager, multi-strategy program of investment in a diverse group of private investment funds (“Portfolio Funds”), managed by a select group of alternative asset managers (“Investment Managers”). The Master Fund seeks diversification by investing in Portfolio Funds that (i) pursue non-traditional investment strategies and (ii) are expected to exhibit a low degree of performance correlation, not only with broad market indices but also with each other. The Master Fund invests in the Portfolio Funds as a limited partner, member or shareholder, along with other investors and generally invests in between 25 and 50 Portfolio Funds. It is expected that the Portfolio Funds in which the Master Fund invests will not be registered under the 1940 Act. There can be no assurance that the investment objectives of the Offshore Fund or the Master Fund will be achieved.

The financial statements of the Master Fund, including the Schedule of Investments, are attached to this report and should be read in conjunction with the Offshore Fund’s financial statements. As of September 30, 2011, the Offshore Fund’s beneficial ownership of the Master Fund’s Members’ Capital was 14.10%.

The Offshore Fund is substantially owned by the Grosvenor Registered Multi-Strategy Fund (TE), LLC (the “TE Fund”), a closed-end, diversified management investment company. As of September 30, 2011, the TE Fund owned 97.97% of the Offshore Fund’s Shareholders’ Capital.

6

Grosvenor Multi-Strategy Offshore Fund, Ltd.
Notes to Financial Statements (continued) (unaudited)
September 30, 2011
1. Organization (continued)
Effective April 1, 2011, Grosvenor Capital Management, L.P., (the “Adviser” or “Grosvenor”) serves as the management services provider of the Offshore Fund and the investment adviser of the Master Fund. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”) and is responsible for the day-to-day operations of each the Master Fund and the Offshore Fund. Pursuant to an investment advisory agreement between the Master Fund and the Adviser, the Adviser is responsible for providing all portfolio management and investment advisory services for the Master Fund. In addition, the Adviser provides various management and administrative services to the Offshore Fund pursuant to a management agreement with the Offshore Fund. Under the management agreement, the Adviser also is responsible for the investment of the cash reserves of the Offshore Fund. The Adviser is subject to oversight by the Board of Directors of the Master Fund, whose members also comprise the Offshore Fund’s Board of Directors (the “Board”).
The Board has overall responsibility to manage and supervise the operations of the Offshore Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Offshore Fund’s business. The Board exercises the same powers, authority and responsibilities on behalf of the Offshore Fund as customarily exercised by directors of a typical investment company registered under the 1940 Act and organized as a corporation.
Grosvenor Securities LLC (“GSLLC”), which is an affiliate of the Adviser, Merrill Lynch, Pierce, Fenner & Smith Incorporated and Merrill Lynch International and Co. (collectively, “MLPF&S”) presently act as the placement agents for the Offshore Fund. The Offshore Fund has also entered into member servicing agreements with MLPF&S and Grosvenor (each, a “Servicing Agent”) to provide (or arrange for the provision of) ongoing Shareholder and account maintenance services. MLPF&S is the Servicing Agent for those Shareholders that purchased their Interests through MLPF&S and Grosvenor is the Servicing Agent for all other Shareholders.
Subscriptions for Shares in the Offshore Fund by eligible investors may be accepted as of the first day of each month, or at such times as the Board may determine. The Offshore Fund may, from time to time, offer to repurchase Shares from its Shareholders pursuant to written tenders by Shareholders. These repurchase offers will be made at such times and on such terms as may be determined by the Board, in its sole discretion, subject to the liquidity of the Offshore Fund’s assets and other factors considered by the Board. The Adviser expects that it will recommend to the Board that the Offshore Fund offer to repurchase Shares from Shareholders four times each year, effective as of the last day of each calendar quarter. Shareholders can only transfer or assign Shares under certain limited circumstances. Shareholder repurchases are recognized as liabilities when the amount becomes fixed and determinable. This generally will occur on the last day of a fiscal period.
As of the last day of each calendar month, the Offshore Fund allocates net profits or losses for that month to the capital accounts of all Shareholders, in proportion to their respective opening capital account balances for such period (after taking into account any Shareholder subscriptions deemed to be made as of the first day of such period).

7

Grosvenor Multi-Strategy Offshore Fund, Ltd.
Notes to Financial Statements (continued) (unaudited)
September 30, 2011
2. Summary of Significant Accounting Policies
a. Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States (“GAAP”) requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Management believes that the estimates utilized in preparing the Offshore Fund’s financial statements are reasonable and prudent; however, the actual results could differ from these estimates.
b. Expenses
The Offshore Fund bears its own expenses and, indirectly, bears a pro rata portion of the Master Fund’s expenses incurred in its business, including, but not limited to, the following: fees paid directly or indirectly to the investment managers and the general operating expenses of the Portfolio Funds; all costs and expenses directly related to the portfolio transactions and positions for the Master Fund’s account; legal fees; accounting and auditing fees; custodial and escrow fees; fees paid to the Offshore Fund’s and the Master Fund’s administrator; costs of insurance; management fees and advisory fees; the fees and travel expenses and other expenses of the Offshore Fund’s and the Master Fund’s Boards; all costs with respect to communications regarding the Offshore Fund’s and the Master Fund’s transactions among the Adviser and any custodian or other agent engaged by the Offshore Fund; and other types of expenses approved by the Offshore Fund’s or the Master Fund’s Board of Directors. Unless otherwise noted, all operating expenses are allocated on a pro rata basis to Class A and Class B Shareholders of the Offshore Fund based on their relative portions of aggregate net assets. The expenses of the Portfolio Funds are not included in expenses in the Offshore Fund’s Statement of Operations or the Financial Highlights, as the effect of these expenses is recognized in realized and unrealized gains and losses allocated from the Master Fund.
The Adviser and the Offshore Fund have entered into an expense limitation and reimbursement agreement (the “Expense Limitation Agreement” or “ELA”) under which the Adviser will, subject to possible reimbursement by the Offshore Fund as described below, waive fees or pay or absorb operating expenses of the Offshore Fund’s Class B Shares (including the Offshore Fund’s share of the ordinary operating expenses of the Master Fund) to the extent necessary to limit the ordinary operating expenses of the Offshore Fund’s Class B Shares (including the Offshore Fund’s share of the ordinary operating expenses of the Master Fund, but excluding (i) all fees, expenses and incentive allocations of the Portfolio Funds in which the Master Fund invests; and (ii) taxes, interest and related costs of borrowing, brokerage commissions and any extraordinary expenses of the Offshore Fund or the Master Fund) to 3.27% per annum of the Class B Shares’ average monthly net assets (the “Expense Limitation”). In consideration of the Adviser’s agreement to limit the Offshore Fund’s expenses, the Offshore Fund will carry forward the amount of fees waived and expenses paid or absorbed by the Adviser in excess of the Expense Limitation, for a period not to exceed three years from the end of the fiscal year in which the fee was waived or the expense was paid or absorbed, and will reimburse the Adviser such amounts. Reimbursement will be made as promptly as possible, but only to the extent it does not cause the Offshore Fund’s annualized ordinary operating expenses to exceed the Expense Limitation in effect at the time that the reimbursement is

8

Grosvenor Multi-Strategy Offshore Fund, Ltd.
Notes to Financial Statements (continued) (unaudited)
September 30, 2011
2. Summary of Significant Accounting Policies (continued)
b. Expenses (continued)
made.The Expense Limitation Agreement will remain in effect until March 31, 2012 and will automatically continue in effect from year to year thereafter unless terminated by the Adviser or the Offshore Fund.

During the period ended September 30, 2011, the Offshore Fund did not exceed the Expense Limitation per the Expense Limitation Agreement.
c. Income Taxes
The Offshore Fund is not subject to any income, withholding or capital gains taxes in the Cayman Islands. As a result, no income tax liability or expense has been recorded in the accompanying financial statements.
In the event that the Master Fund’s investments earn dividend income from entities based in the United States, the Offshore Fund’s allocable share of such income is subject to a 30% foreign withholding tax at the Master Fund level. For the period ended September 30, 2011, the Offshore Fund did not have any foreign withholding taxes.
The authoritative guidance on accounting for and disclosure of uncertainty in tax positions requires management to determine whether a tax position of the Offshore Fund is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. For tax positions meeting the “more likely than not” threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement with the relevant taxing authority. The Offshore Fund is not subject to any income or capital gains taxes in the United States and does not file income tax returns. Therefore, there are no unrecognized tax benefits or liabilities relating to uncertain income tax positions.
d. Other
Cash and cash equivalents consist of amounts maintained in a BNY Mellon Investment Servicing Trust Company interest-bearing account and include overnight deposits in BlackRock International Dollar Reserve Fund. Interest income is recorded on an accrual basis. In circumstances when insured limits are exceeded, the risk of default depends on the creditworthiness of the counterparties to each of these transactions. The Offshore Fund has not experienced and does not expect to experience any losses in such accounts.
The Offshore Fund records its proportionate share of the Master Fund’s investment income, expenses and realized and unrealized gains and losses as allocated by the Master Fund. In addition, the Offshore Fund records its own income and expenses on the accrual basis.

9

Grosvenor Multi-Strategy Offshore Fund, Ltd.
Notes to Financial Statements (continued) (unaudited)
September 30, 2011
3. Portfolio Valuation
The Offshore Fund records its investment in the Master Fund at fair value, which represents the Offshore Fund’s proportionate interest in the Master Fund’s Members’ Capital. The performance of the Offshore Fund is directly affected by the performance of the Master Fund. The valuation of investments held by the Master Fund is discussed in the notes to the Master Fund’s financial statements attached to this report.
4. Capital Structure
The Offshore Fund has an authorized capital of U.S. $50,000 divided into 5,000,000 shares (the “Shares”), par value U.S. $0.01 per Share. The Offshore Fund is offering voting participating Class A Shares to investment companies that are registered under the 1940 Act and are entities in which substantially all of the ownership interests are held by tax-exempt U.S. persons within the meaning of the U.S. Internal Revenue Code of 1986, as amended. Non-voting participating Class B Shares are being offered to persons who are not U.S. persons. The subscription price for Shares on the initial subscription date for both Class A and Class B was $1,000 per Share. Class A and Class B commenced operations on June 1, 2010 and July 1, 2010, respectively. As of September 30, 2011, the TE Fund owned 100% of the Class A Shares of the Offshore Fund.
The Board has authorized the Offshore Fund to offer Shares twelve times each year, generally as of the first business day of each month or at other times in the sole discretion of the Board. The Offshore Fund will be authorized to issue Shares in one or more different classes, as determined from time to time without approval of existing Shareholders, by the Board in consultation with the Adviser, which may differ in terms of, among other things, the fees charged, voting and redemption rights and minimum and additional subscription amounts. Shares are currently divided into Class A and Class B Shares. For the six months ended September 30, 2011, 44,162.48 Class A Shares were issued and 559.18 Class B Shares were issued.
The Offshore Fund may from time to time offer to redeem Shares from Shareholders. These redemptions will be made at such times and on such terms as may be determined by the Board, in its sole discretion, subject to the liquidity of the Master Fund’s assets and other factors considered by the Adviser. The Adviser expects that, generally, it will recommend to the Board that the Offshore Fund offer to redeem Shares from Shareholders four times each year, effective as of the last day of each calendar quarter. Shareholder redemptions are recognized as liabilities when the amount becomes fixed and determinable. This generally will occur on the last day of a fiscal period. For the six months ended September 30, 2011, 50.29 Class A Shares were redeemed.
5. Management Fee
Pursuant to a management agreement between the Offshore Fund and the Adviser, the Adviser is entitled to a management fee (the “Management Fee”), paid monthly in arrears, equal to an annual rate of 0.50% based on the aggregate net asset value of the Class B Shares of the Offshore Fund as of the last business day of a month, before taking into consideration the Management Fee, prior to any repurchases or distribution of capital during the month. The portion of the Management Fee

10

Grosvenor Multi-Strategy Offshore Fund, Ltd.
Notes to Financial Statements (continued) (unaudited)
September 30, 2011
5. Management Fee (continued)
attributable to a Shareholder’s capital account is specially allocated to such Shareholder. No Management Fees are payable to the Adviser with respect to Class A Shares in consideration for these services.
6. Related Party Transactions
The Board is made up of five Board members (the “Independent Directors”). Compensation to the Board is paid and expensed by the Master Fund and allocated pro-rata to the Feeder Funds. All Independent Directors may be reimbursed for out-of-pocket expenses of attendance at each regular or special meeting of the Board or of any committee thereof and for their expenses, if any, in connection with any other service or activity they perform or engage in as Independent Directors. The total fees and expenses (including compensation) of the Independent Directors and Fund Officers are shown on the Master Fund’s Statement of Operations.
BNY Mellon Investment Servicing Trust Company serves as custodian of the Offshore Fund’s assets and provides custodial services for the Offshore Fund. BNY Mellon Investment Servicing (U.S.) Inc. serves as administrator and accounting agent to the Offshore Fund and in that capacity provides certain accounting, record keeping, investor related services, and regulatory administrative services. The Offshore Fund pays a monthly fee to the custodian and the administrator based primarily upon month-end net assets.
The Offshore Fund has entered into a member services agreement with each Servicing Agent to provide (or arrange provision of) ongoing Shareholder and account maintenance services. As consideration for these services, the Offshore Fund pays a monthly servicing fee (the “Servicing Fee”) to each Servicing Agent at an annualized rate of 0.50% of the net assets of the Class B Shares of the Offshore Fund that are attributable to the Shareholder serviced by such Servicing Agent, as determined as of the last day of the month prior to any withdrawal or distribution of capital during the month. No Servicing Fees are payable to the Shareholder Servicing Agent in respect of Class A Shares in consideration for these services.
Investors may be charged a placement fee (the “Placement Fee”) on Shares placed by a Placement Agent of up to 2.50% of the investment amount. The Placement Fee is paid by investors directly to the Placement Agent and is not borne by the Offshore Fund. The Placement Fee is waived for certain investors, including those investors investing through an account with GSLLC.
7. Financial Instruments with Off-Balance Sheet Risk or Concentrations of Credit Risk or Liquidity Risks
In the normal course of business, the Portfolio Funds in which the Master Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These may include, but are not limited to, short selling activities, writing option contracts, contracts for differences and equity swaps. However, as a result of the investments by the Master Fund as a limited partner, member or shareholder, the Master Fund’s liability with respect to its investments in

11

Grosvenor Multi-Strategy Offshore Fund, Ltd.
Notes to Financial Statements (continued) (unaudited)
September 30, 2011
7. Financial Instruments with Off-Balance Sheet Risk or Concentrations of Credit Risk or Liquidity Risks (continued)
the Portfolio Funds is generally limited to the net asset value of its interest in each Portfolio Fund. Because Shares are not redeemable at the option of Shareholders and are not exchangeable for interests of any other fund, Shares are considerably less liquid than shares of funds that trade on a stock exchange or shares of open-end investment companies. With respect to any offer to repurchase Shares by the Offshore Fund, the aggregate repurchase amount will be determined by the Board in its discretion and such repurchase amount may represent only a small portion of outstanding Shares. Because the Master Fund’s investments in Portfolio Funds themselves have limited liquidity, the Master Fund and the Offshore Fund may not be able to fund significant repurchases. Shareholders whose Shares are accepted for repurchase also bear the risk that the Offshore Fund’s shareholders’ capital account value may fluctuate significantly between the time that they submit their request for repurchase and the date as of which Shares are valued for the purpose of repurchase.
Liquidity risk is the risk that the Master Fund will encounter difficulty in meeting obligations associated with financial liabilities. Among other things, liquidity could be impaired by an inability to access secured and/or unsecured sources of financing, an inability to sell assets or to withdraw capital from the Portfolio Funds, or unforeseen outflows of cash to meet tender demands. This situation may arise due to circumstances outside of the Master Fund’s control, such as a general market disruption or an operational issue affecting the Master Fund or third parties, including the Portfolio Funds. Also, the ability to sell assets may be impaired if other market participants are seeking to sell similar assets at the same time.
The Master Fund’s capital investment in the Portfolio Funds can be withdrawn on a limited basis. As a result, the Master Fund may not be able to provide liquidity to the Offshore Fund, and the Offshore Fund may not be able to liquidate quickly some of its investment in the Master Fund in order to meet liquidity requirements or respond to market events.
8. Guarantees
Under the Offshore Fund’s organizational documents, its Directors and officers are indemnified against certain liabilities arising out of the performance of their duties to the Offshore Fund. In addition, in the normal course of business, the Offshore Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Offshore Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Offshore Fund that have not yet occurred. However, based on experience, the Offshore Fund expects the risk of loss due to these warranties and indemnities to be remote.
9. Subsequent Events
The Offshore Fund has evaluated all subsequent events through November 29, 2011, the date that the unaudited financial statements were available to be issued, and noted the following:

12

Grosvenor Multi-Strategy Offshore Fund, Ltd.
Notes to Financial Statements (continued) (unaudited)
September 30, 2011
9. Subsequent Events (continued)
On September 27, 2011, the Offshore Fund announced that it will repurchase up to $4,000,000 of outstanding Class A Shares and $1,000,000 outstanding Class B Shares from its investors. The NAV of the Shares will be calculated for this purpose on December 31, 2011. The offer to repurchase Shares expired on October 27, 2011.
Subsequent to September 30, 2011, the Offshore Fund received capital subscriptions from Shareholders for Shares in the amount of $3,153,750 which became effective as of November 1, 2011.

13

GROSVENOR REGISTERED MULTI-STRATEGY MASTER FUND,LLC
Financial Statements (unaudited)
For the Six Months Ended September 30, 2011

Grosvenor Registered Multi-Strategy Master Fund, LLC
Financial Statements (unaudited)
For the Six Months Ended September 30, 2011
     The Registrant files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Registrant’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Information on Form N-Q is available without charge, upon request, by calling (866) 211-4521.
     A description of the policies and procedures that the Registrant uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866) 211-4521 and on the Commission’s website at http://www.sec.gov.
     Information regarding how the Registrant voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866) 211-4521, and on the Commission’s website at http://www.sec.gov.

Grosvenor Registered Multi-Strategy Master Fund, LLC
Statement of Assets, Liabilities and Members’ Capital (unaudited)
September 30, 2011

ASSETS
Investments in Portfolio Funds, at fair value (cost $502,522,674)	$541,751,410
Cash and cash equivalents (See Note 2f)	16,845,879
Redemptions receivable from investments in Portfolio Funds	5,687,236
Prepaid insurance	235,350
Other assets	8,988

Total assets	564,528,863

LIABILITIES
Repurchase of Members’ interests payable	17,012,012
Members’ subscriptions received in advance	2,123,580
Advisory fee payable	920,082
Professional fees payable	176,677
Board of Directors’ and Fund Officers’ compensation payable	145,000
Administration fee payable	38,407
Other liabilities	18,895

Total liabilities	20,434,653

NET ASSETS	$544,094,210

Net Capital*	$504,865,474
Net accumulated unrealized appreciation on investments in Portfolio Funds	39,228,736

MEMBERS’ CAPITAL	$544,094,210

*	Net capital includes net subscriptions, cumulative net investment income/(loss) and cumulative net realized gain/(loss) from investments in Portfolio Funds.
The accompanying notes are an integral part of these financial statements.

Grosvenor Registered Multi-Strategy Master Fund, LLC
Schedule of Investments (unaudited)
September 30, 2011

						First
	First			% of	% Ownership	Available
	Acquisition		Fair	Members’	of Portfolio	Redemption
Portfolio Funds*	Date	Cost	Value**	Capital	Fund***	Date ****	Liquidity*****

Distressed
Anchorage Capital Partners, L.P. (a)	8/1/2006	$13,630,319	$17,639,899	3.24%	0.58%	N/A	Annually
Anchorage Short Credit Fund, L.P.	7/1/2007	2,768,079	1,733,269	0.32%	0.97%	N/A	Daily
Blue Mountain Credit Alternatives Fund, L.P.	8/1/2007	11,071,359	14,496,043	2.66%	6.22%	N/A	Quarterly
Fortress Value Recovery Fund, L.P. (b)	1/1/2006	4,300,000	992,610	0.18%	0.36%	N/A	(1)
Greywolf Capital Partners II, L.P. (a)	9/1/2007	117,573	112,741	0.02%	0.04%	N/A	(2)
GSO Liquidity Partners, L.P.	3/1/2008	654,579	632,682	0.12%	1.12%	N/A	(3)
Harbinger Capital Partners Special Situations Fund, L.P. (a)	7/1/2007	7,297,256	4,223,113	0.78%	0.84%	N/A	(1)
Highland Crusader Fund, L.P.	8/1/2005	2,999,983	3,143,240	0.58%	1.50%	N/A	(1)
King Street Capital, L.P. (a)	1/1/2003	11,190,100	14,948,360	2.75%	0.25%	N/A	Quarterly
Marathon Distressed Subprime Fund, L.P.	1/1/2008	62,638	91,118	0.02%	1.01%	N/A	Every 18 months

							Annually -
Redwood Domestic Fund, L.P. (a)	1/1/2003	7,852,231	12,763,570	2.34%	1.04%	N/A	Bi - Annually
Silver Point Capital Fund, L.P. (a)	1/1/2003	10,172,372	14,354,373	2.64%	0.68%	N/A	Annually
TCW Special Mortgage Credit Fund II, L.P.	10/1/2008	5,336,782	8,075,369	1.48%	1.94%	N/A	(3)

Total Distressed		77,453,271	93,206,387	17.13%

Event Driven
Elliott Associates, L.P.	1/1/2003	13,900,000	22,462,783	4.13%	0.35%	N/A	Semi-annually
Magnetar Capital II Fund, L.P.	1/1/2010	14,679,990	14,454,220	2.66%	5.20%	N/A	Quarterly
Magnetar Capital, L.P. (a)	7/1/2007	1,245,010	1,215,417	0.22%	4.86%	N/A	(2)
Owl Creek II, L.P.	4/1/2010	11,974,217	9,672,675	1.78%	0.81%	N/A	Quarterly
Perry Partners, L.P. (a)	1/1/2003	18,429,091	21,772,205	4.00%	1.06%	N/A	Quarterly
Seneca Capital, L.P. (a)	1/1/2003	13,384,682	14,418,997	2.65%	3.54%	N/A	Quarterly(4)
York European Opportunities Fund, L.P.	8/1/2011	16,850,000	15,459,298	2.84%	2.81%	N/A	Quarterly

Total Event Driven		90,462,990	99,455,595	18.28%

Long and/or Short Equity
Adelphi Europe Partners, L.P.	9/1/2011	14,850,000	15,067,986	2.77%	12.96%	N/A	Quarterly
AKO Partners L.P.	1/1/2011	12,000,000	10,411,506	1.91%	1.26%	N/A	Quarterly
Black Bear Fund I, L.P.	1/1/2003	67,788	143,024	0.03%	1.42%	N/A	(5)
Broad Peak Fund, L.P. (a)	7/1/2007	4,809,701	3,956,396	0.73%	4.35%	N/A	Quarterly
Brookside Capital Partners Fund, L.P.	10/1/2009	6,300,000	5,674,998	1.04%	0.12%	N/A	Quarterly
Citadel Wellington, LLC	7/1/2008	119,935	114,410	0.02%	0.00%	N/A	Quarterly(6)
The accompanying notes are an integral part of these financial statements.

Grosvenor Registered Multi-Strategy Master Fund, LLC
Schedule of Investments (unaudited) (continued)
September 30, 2011

						First
	First			% of	% Ownership	Available
	Acquisition		Fair	Members’	of Portfolio	Redemption
Portfolio Funds* (continued)	Date	Cost	Value**	Capital	Fund***	Date ****	Liquidity*****

Long and/or Short Equity (continued)
Conatus Capital Partners, L.P.	1/1/2008	$15,700,000	$15,771,287	2.90%	1.34%	N/A	Quarterly
Egerton Capital Partners, L.P.	7/1/2008	15,104,339	15,694,311	2.89%	1.14%	N/A	Quarterly
Elm Ridge Capital Partners, L.P.	4/1/2003	14,240,474	16,098,573	2.96%	2.13%	N/A	Quarterly
Eminence Partners, L.P.	7/1/2010	14,900,000	14,369,755	2.64%	1.47%	N/A	Quarterly
Greenlight Capital Qualified, L.P.	1/1/2003	5,060,000	6,317,883	1.16%	0.30%	N/A	Annually
Impala Fund, L.P.	1/1/2007	6,765,392	6,974,064	1.28%	1.53%	N/A	Quarterly
Kingsford Capital Partners, L.P.	1/1/2003	8,305,626	7,881,345	1.45%	7.16%	N/A	Quarterly
Montrica Global Opportunities Fund, L.P. (a)	8/1/2007	249,495	195,787	0.04%	0.28%	N/A	(2)
Passport Global Strategies III, Ltd.	1/1/2010	479,302	354,868	0.07%	0.31%	N/A	(7)
Passport II, L.P.	7/1/2008	16,335,240	12,510,328	2.30%	1.24%	N/A	Quarterly
Scout Capital Partners II L.P.	9/1/2004	19,837,705	24,108,783	4.43%	3.30%	N/A	Quarterly
Steenbok Fund, L.P.	1/1/2008	3,325,000	3,132,998	0.58%	4.42%	N/A	Quarterly

							Quarterly -
Tremblant Partners, L.P.	1/1/2003	8,861,908	9,704,710	1.78%	4.98%	N/A	Bi - Annually
Trian Partners, L.P.	4/1/2006	13,188,588	14,758,754	2.71%	2.53%	N/A	Quarterly
Viking Global Equities, L.P.	12/1/2007	3,600,000	4,692,745	0.86%	0.11%	N/A	Monthly
Zaxis Partners, L.P.	5/1/2011	16,800,000	13,952,792	2.56%	2.49%	N/A	Monthly

Total Long and/or Short Equity		200,900,493	201,887,303	37.11%

Multi-Arbitrage
Canyon Value Realization Fund, L.P. (a)	1/1/2003	20,739,078	24,816,452	4.56%	1.04%	N/A	Quarterly - Annually
Capula Tail Risk Trust	4/1/2011	5,600,000	6,392,696	1.17%	11.84%	N/A	Monthly
Element Capital US Feeder Fund LLC	2/1/2011	5,500,000	5,629,959	1.03%	2.51%	N/A	Monthly
Fir Tree Value Fund L.P.	9/1/2010	12,900,000	13,254,404	2.44%	1.10%	N/A	Quarterly - Annually
HBK II Fund, L.P. (a)	11/1/2009	18,310,073	20,645,204	3.79%	2.57%	N/A	Quarterly
Linden Investors, L.P.	4/1/2011	18,350,000	15,878,480	2.92%	5.46%	N/A	Quarterly
MKP Opportunity Partners, L.P.	4/1/2010	9,600,000	10,891,355	2.00%	3.42%	N/A	Monthly
OZ Domestic Partners, L.P. (a)	1/1/2003	14,578,079	19,413,079	3.57%	1.46%	N/A	Annually
Pine River Fund L.P.	10/1/2010	18,000,000	20,215,653	3.72%	9.71%	N/A	Quarterly
Stark Investments, L.P. (a)	1/1/2003	9,879,541	9,818,675	1.80%	1.89%	N/A	Quarterly
The accompanying notes are an integral part of these financial statements.

Grosvenor Registered Multi-Strategy Master Fund, LLC
Schedule of Investments (unaudited) (continued)
September 30, 2011

						First
	First			% of	% Ownership	Available
	Acquisition		Fair	Members’	of Portfolio	Redemption
Portfolio Funds* (continued)	Date	Cost	Value**	Capital	Fund***	Date ****	Liquidity*****

Multi-Arbitrage (continued)
Stark Select Asset Fund LLC	1/1/2010	$249,149	$246,168	0.05%	0.19%	N/A	(8)

Total Multi-Arbitrage		133,705,920	147,202,125	27.05%

Total Investments in Portfolio Funds		$502,522,674	$541,751,410	99.57%

Other Assets, Less Liabilities			$2,342,800	0.43%

Members’ Capital			$544,094,210	100.00%

The Master Fund’s (as defined in the Organization note) investments in the Portfolio Funds shown above, representing 99.57% of Members’ Capital have been fair valued in accordance with procedures established by the Board of Directors of the Master Fund.
The Master Fund’s investments on September 30, 2011 are summarized below based on the investment strategy of each specific Portfolio Fund.

% of Total Investments in
Investment Strategy	Portfolio Funds
Long and/or Short Equity	37.27%
Multi-Arbitrage	27.17
Event Driven	18.36
Distressed	17.20

Total	100.00%

*	Non-income producing investments. The Master Fund’s investments in Portfolio Funds are considered to be illiquid and may be subject to limitations on redemptions, including the assessment of early redemption fees.

**	See definition in the Portfolio Valuation note.

***	Based on the most recently available information provided by each Portfolio Fund.

****	From original investment date (excludes side pockets).

*****	Available frequency of redemptions after initial lock-up period.
The accompanying notes are an integral part of these financial statements.

Grosvenor Registered Multi-Strategy Master Fund, LLC
Schedule of Investments (unaudited) (continued)
September 30, 2011

N/A	Initial lock-up period that has expired prior to September 30, 2011, has a lock-up that expires prior to the next liquidity date, or the Portfolio Fund did not have an initial lock-up period. However, specific redemption restrictions may apply.

(a)	A portion or all of the Master Fund’s interest in the Portfolio Fund is held in side pockets which have restricted liquidity.

(b)	Formerly known as D.B. Zwirn Special Opportunities Fund, L.P.

(1)	The Portfolio Fund is liquidating its assets and is in the process of returning capital to its limited partners in a reasonable manner. The full liquidation is expected to take two to four years or longer.

(2)	All of the Master Fund’s remaining interest in the Portfolio Fund is held in side pockets.

(3)	Finite lived Portfolio Funds in which redemptions are not permitted during the investment period of the Portfolio Fund. Cash proceeds are distributed to limited partners as the Portfolio Fund’s investments are realized after the investment period.

(4)	Approximately 13% of the fair value of the Master Fund’s interest in the Portfolio Fund is held in a special liquidating vehicle (“SLV”) which is not available for redemption. The full liquidation is expected to take two to four years or longer.

(5)	The balance represents the invested capital in a liquidating vehicle created with the intention of liquidating assets in a reasonable manner.

(6)	The Portfolio Fund employs 1/16th investor-level gate as required by the governing documents. Under the “1/16th” gate provision, limited partners can only redeem up to 1/16th of their capital account balances in each redemption period in the event that the Portfolio Fund receives redemption requests exceeding 3% of firm-wide capital.

(7)	The balance represents the invested capital in a liquidating vehicle created with the intention of liquidating assets in a reasonable manner. The full liquidation is expected to take from two to four years or longer.

(8)	The balance represents the invested capital in a liquidating vehicle created with the intention of liquidating assets in a reasonable manner. The full liquidation is expected to take six months or longer.
The accompanying notes are an integral part of these financial statements.

Grosvenor Registered Multi-Strategy Master Fund, LLC
Statement of Operations (unaudited)
For the Six Months Ended September 30, 2011

INVESTMENT INCOME
Interest	$4,175

EXPENSES
Advisory fee	2,773,716
Board of Directors’ and Fund Officers’ compensation	245,000
Professional fees	145,762
Administration fee	114,144
Insurance fees	91,350
Custodian fees	13,661
Adviser out-of-pocket expenses	12,500
Other expenses	88,290

Total Expenses	3,484,423

Net Investment Loss	(3,480,248)

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized gain from investments in Portfolio Funds	502,923
Net change in accumulated unrealized appreciation on investments in Portfolio Funds	(31,138,337)

Net Realized and Unrealized Loss on Investments	(30,635,414)

NET DECREASE IN MEMBERS’ CAPITAL RESULTING FROM OPERATIONS	$(34,115,662)

The accompanying notes are an integral part of these financial statements.

Grosvenor Registered Multi-Strategy Master Fund, LLC
Statement of Changes in Members’ Capital

Members’ Capital, March 31, 2010	$487,517,746
Members’ subscriptions	79,300,000
Members’ interests repurchased	(70,395,708)

Net increase in Members’ Capital resulting from capital transactions	8,904,292

Net investment loss	(6,024,385)
Net realized gain from investments	17,184,636
Net change in accumulated unrealized appreciation on investments	26,908,611

Net increase in Members’ Capital resulting from operations	38,068,862

Members’ Capital, March 31, 2011	534,490,900

Members’ subscriptions	68,855,077
Members’ interests repurchased	(25,136,105)

Net increase in Members’ Capital resulting from capital transactions	43,718,972

Net investment loss	(3,480,248)
Net realized gain from investments	502,923
Net change in accumulated unrealized appreciation on investments	(31,138,337)

Net decrease in Members’ Capital resulting from operations	(34,115,662)

Members’ Capital, September 30, 2011 (unaudited)	$544,094,210

The accompanying notes are an integral part of these financial statements.

Grosvenor Registered Multi-Strategy Master Fund, LLC
Statement of Cash Flows (unaudited)
For the Six Months Ended September 30, 2011

CASH FLOWS FROM OPERATING ACTIVITIES

Net decrease in Members’ Capital resulting from operations	$(34,115,662)
Adjustments to reconcile net decrease in Members’ Capital resulting from operations to net cash used in operating activities:
Net change in accumulated unrealized appreciation on investments	31,138,337
Net realized gain from Portfolio Fund redemptions	(502,923)
Purchases of Portfolio Funds	(90,948,427)
Proceeds from Portfolio Funds	66,070,102
(Increase)/Decrease in operating assets:
Prepaid insurance	(235,350)
Other assets	(7,595)
Increase/(Decrease) in operating liabilities:
Advisory fee payable	464,866
Professional fees payable	(5,186)
Administration fee payable	2,524
Board of Directors’ and Fund Officers’ compensation payable	145,000
Adviser out-of-pocket expenses payable	(4,167)
Other liabilities	2,308

Net Cash Used in Operating Activities	(27,996,173)

CASH FLOWS FROM FINANCING ACTIVITIES

Proceeds from Members’ subscriptions	57,678,657
Payments for Members’ interests repurchased	(19,437,651)

Net Cash Provided by Financing Activities	38,241,006

Net increase in cash and cash equivalents	10,244,833

Cash and cash equivalents at beginning of period	6,601,046

Cash and cash equivalents at end of period	16,845,879

The accompanying notes are an integral part of these financial statements.

Grosvenor Registered Multi-Strategy Master Fund, LLC
Financial Highlights
The following represents certain ratios to average Members’ Capital, total return, and other supplemental information for the periods indicated:

	For the Six
	Months Ended
	September 30,
	2011*				Years Ended March 31,
	(unaudited)		2011		2010**		2009		2008		2007
Ratios to average Members’ Capital:(a)
Net investment loss — prior to incentive allocation, net of waivers: (b)	(1.26%)		(1.18%)		(1.23%)		(1.11%)		(1.09%)		(1.21%)
Incentive Allocation:	0.00	%(d)	0.00	%(d)	(0.08%	)(c)	0.00	%(c)	(0.37%	)(c)	(0.47%	)(c)

Net investment loss — net of incentive allocation, net of waivers: (b)	(1.26%)		(1.18%)		(1.31%)		(1.11%)		(1.46%)		(1.68%)

Expenses: (b)	1.26%		1.20%		1.24%		1.28%		1.36%		1.42%
Incentive allocation:	0.00	%(d)	0.00	%(d)	0.08	%(c)	0.00	%(c)	0.37	%(c)	0.47	%(c)

Total expenses and incentive allocation:	1.26%		1.20%		1.32%		1.28%		1.73%		1.89%

Total return — prior to incentive allocation: (e)	(5.91%)		7.59%		17.71%		(18.64%)		2.43%		10.22%
Incentive allocation:	0.00	%(d)	0.00	%(d)	(0.08%	)(c)	0.00	%(c)	(0.22%	)(c)	(0.49%	)(c)

Total return — net of incentive allocation: (e)	(5.91%)		7.59%		17.63%		(18.64%)		2.21%		9.73%

Portfolio turnover rate: (f)	5.69%		27.82%		20.41%		16.36%		14.01%		17.15%

Members’ Capital, end of period ($000)	$544,094		$534,491		$487,518		$451,395		$289,451		$177,476

*	The ratios for this period have been annualized.

**	The Master Fund reorganized into a “master/feeder” structure during this period.

(a)	Average Members’ Capital is determined using the net assets at the end of each month during the period.

(b)	Ratio does not reflect the Master Fund’s proportionate share of the net income (loss) and expenses, including incentive fees or allocations, of the Portfolio Funds. The Portfolio Funds’ expense ratios, excluding incentive fees or allocations, range from 0.21% to 9.83% (unaudited). The Portfolio Funds’ incentive fees or allocations can be up to 20% of profits earned (unaudited).

(c)	Calculated based on the amount reallocable to the Special Members for the period indicated, had the measurement period for incentive allocation closed on the dates indicated (not annualized). Calculation period for 2010 period displayed began April 1, 2009 and ended December 31, 2009.

(d)	As of January 1, 2010, the Incentive Allocation was eliminated (see Note 6).

(e)	Total return assumes a purchase of an interest in the Master Fund on the first day and a sale of an interest on the last day of the period and is calculated using geometrically linked monthly returns. An individual Member’s return may vary from these returns based on the timing of Member subscriptions and redemptions. Total returns for periods less than one year have not been annualized.

(f)	The ratio excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

Grosvenor Registered Multi-Strategy Master Fund, LLC
Notes to Financial Statements (unaudited)
September 30, 2011
1. Organization
Grosvenor Registered Multi-Strategy Master Fund, LLC (the “Master Fund”) is a Delaware limited liability company that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, diversified, management investment company. The Master Fund commenced operations on January 1, 2003 and has many of the features of a private investment fund.

The Master Fund’s primary investment objectives are to provide investors (i) an attractive, long-term rate of return, on an absolute as well as a risk-adjusted basis, (ii) low performance volatility and (iii) minimal correlation with the equity and fixed income markets. The Master Fund pursues its investment objectives principally through a multi-manager, multi-strategy program of investment in a diverse group of private investment funds (“Portfolio Funds”), managed by a select group of alternative asset managers (“Investment Managers”). The Master Fund seeks diversification by investing in Portfolio Funds that (i) pursue non-traditional investment strategies and (ii) are expected to exhibit a low degree of performance correlation, not only with broad market indices but also with each other. The Master Fund invests in the Portfolio Funds as a limited partner, member or shareholder, along with other investors and generally invests in between 25 and 50 Portfolio Funds. It is expected that the Portfolio Funds in which the Master Fund invests will not be registered under the 1940 Act. There can be no assurance that the investment objectives of the Master Fund will be achieved.

On January 1, 2010, pursuant to member approval, the Master Fund was reorganized into a “master/feeder” investment structure (the “Reorganization”). Effective as of the close of business on that date, the Master Fund became a master fund, and members of the Master Fund contributed their interests to a new entity, Grosvenor Registered Multi-Strategy Fund (TI 1), LLC (the “TI 1 Fund”), in exchange for interests in the TI 1 Fund. The TI 1 Fund in turn invested substantially all of its assets into the Master Fund. The TI 1 Fund had no assets, liabilities, or operations prior to the Reorganization.

The TI 1 Fund and Grosvenor Registered Multi-Strategy Fund (TI 2), LLC (the “TI 2 Fund”) are each a Delaware limited liability company that is registered under the 1940 Act as a closed-end, diversified, management investment company. The TI 1 Fund, the TI 2 Fund and Grosvenor Multi-Strategy Offshore Fund, Ltd., a Cayman Islands exempted company (the “Offshore Fund” and together with the TI 1 Fund and TI 2 Fund, the “Feeder Funds”, and the Master Fund’s “Members”), pursue their investment objectives by investing substantially all of their assets in the Master Fund. The Feeder Funds have the same investment objectives and substantially the same investment policies as the Master Fund (except that the Feeder Funds pursue their investment objectives by investing in the Master Fund).

Effective April 1, 2011, Grosvenor Capital Management L.P., (the “Adviser” or “Grosvenor”) serves as the investment adviser of the Master Fund. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”) and is responsible for

Grosvenor Registered Multi-Strategy Master Fund, LLC
Notes to Financial Statements (continued) (unaudited)
September 30, 2011
1. Organization (continued)
the day-to-day operations of the Master Fund. Pursuant to an investment advisory agreement between the Master Fund and the Adviser, the Adviser is responsible for providing all portfolio management and investment advisory services for the Master Fund. The Adviser is subject to oversight by the Board of Directors of the Master Fund (the “Board”).

The Board has overall responsibility to manage and supervise the operations of the Master Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Master Fund’s business. The Board exercises the same powers, authority and responsibilities on behalf of the Master Fund as customarily exercised by directors of a typical investment company registered under the 1940 Act organized as a corporation.

As of September 30, 2011, the TI 1 Fund’s ownership of the Master Fund’s Members’ Capital was 82.56%, the TI 2 Fund’s ownership of the Master Fund’s Members’ Capital was 3.34%, and the Offshore Fund’s ownership of the Master Fund’s Members’ Capital was 14.10%.

Interests in the Master Fund (“Interests”) are generally offered only to the Feeder Funds, and subscriptions for Interests may be accepted as of the first day of each month or at such times as the Board may determine. The Master Fund may, from time to time, offer to repurchase Interests from its Members pursuant to written tenders by Members. These repurchase offers will be made at such times and on such terms as may be determined by the Board, in its sole discretion, subject to the liquidity of the Master Fund’s assets and other factors considered by the Board. The Adviser expects that it will recommend to the Board that the Master Fund offer to repurchase Interests from Members four times each year, effective as of the last day of each calendar quarter. Members can only transfer or assign Interests under certain limited circumstances.
2. Summary of Significant Accounting Policies
a. Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States (“GAAP”) requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Management believes that the estimates utilized in preparing the Master Fund’s financial statements are reasonable and prudent; however, the actual results could differ from these estimates.
b. New Accounting Pronouncements
On May 12, 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”) (“ASU 2011-04”). ASU 2011-04 amends ASC 820, which will require entities to change the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. ASU 2011-04 clarifies the application of existing fair

Grosvenor Registered Multi-Strategy Master Fund, LLC
Notes to Financial Statements (continued) (unaudited)
September 30, 2011
2. Summary of Significant Accounting Policies (continued)
b. New Accounting Pronouncements (continued)
value measurement and disclosure requirements related to the application of the highest and best use and valuation premise concepts for financial and nonfinancial instruments, measuring the fair value of an instrument classified in equity, and disclosures about fair value measurements. ASU 2011-04 requires additional disclosures about fair value measurements categorized within Level 3 of the fair value hierarchy including the valuation processes used by the reporting entity. All the amendments to ASC 820 made by ASU 2011-04 are effective for interim and annual periods beginning after December 15, 2011. Management is currently reviewing the new guidance and anticipates it will not have a material impact on the Master Fund’s financial statements.
c. Master Fund Expenses
The Master Fund bears certain expenses incurred in its business, including, but not limited to, the following: fees paid directly or indirectly to the investment managers and general operating expenses of the Portfolio Funds; all costs and expenses directly related to portfolio transactions and positions for the Master Fund’s account; legal fees; accounting and auditing fees; custodial fees; fees paid to the Master Fund’s administrator; costs of insurance; advisory fees; advisory out-of-pocket fees; the fees and travel expenses and other expenses of the Board; all costs with respect to communications regarding the Master Fund’s transactions between the Adviser and any custodian or other agent engaged by the Master Fund; and other types of expenses approved by the Board. Expenses, including incentive fees or allocations, of the underlying Portfolio Funds are not included in expenses reported on the Statement of Operations as the effect of these expenses is recognized in realized and unrealized gains and losses.
d. Income Taxes
As a limited liability company that is treated as a partnership, no provision for the payment of federal, state or local income taxes has been provided by the Master Fund. Each Member is individually required to report on its own tax return its share of the Master Fund’s taxable income or loss. The Master Fund has a tax year end of December 31.
The U.S. federal income tax basis of the Master Fund’s investments in the Portfolio Funds for federal income tax purposes is based on amounts reported to the Master Fund by the Portfolio Funds on a Schedule K-1. As of September 30, 2011, the Master Fund has not yet received information to determine the current tax cost of the Portfolio Funds as of September 30, 2011. Based on the amounts reported to the Master Fund on Schedule K-1 as of December 31, 2010, and after adjustment for purchases and sales between December 31, 2010 and September 30, 2011, the estimated tax basis of the Portfolio Funds at September 30, 2011 for federal tax purposes is $540,340,223, and net unrealized appreciation for U.S. federal income tax purposes was $1,411,187 (gross unrealized appreciation $24,971,254; gross unrealized depreciation $23,560,067).

Grosvenor Registered Multi-Strategy Master Fund, LLC
Notes to Financial Statements (continued) (unaudited)
September 30, 2011
2. Summary of Significant Accounting Policies (continued)
d.  Income Taxes (continued)
The authoritative guidance on accounting for and disclosure of uncertainty in tax positions requires management to determine whether a tax position of the Master Fund is “more likely than not” to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement with the relevant taxing authority. The Master Fund has determined that there are no unrecognized tax benefits or liabilities relating to uncertain income tax positions taken on prior years’ returns or expected to be taken on the tax return for the year ended December 31, 2010. The Master Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended September 30, 2011, the Master Fund did not incur any interest or penalties.
e. Security Transactions
Purchases of investments in the Portfolio Funds are recorded as of the first day of legal ownership of a Portfolio Fund and withdrawals from the Portfolio Funds are recorded as of the last day of legal ownership. Realized gains or losses on investments in the Portfolio Funds are recorded at the time of the disposition of the respective investment on an average cost basis.
f. Other
Net investment income or loss and net realized and unrealized gain or loss from investments of the Master Fund for each fiscal period are allocated between, and credited to or debited against, the capital accounts of Members as of the last day of the fiscal period in accordance with each Member’s respective investment percentage for the fiscal period, as defined in the Master Fund’s Limited Liability Company Agreement (the “Operating Agreement”).
Cash and cash equivalents consist of amounts maintained in a BNY Mellon Investment Servicing Trust Company interest-bearing account and include overnight deposits in BlackRock Liquidity Funds — Temp Fund. Interest income is recorded on the accrual basis. In circumstances when insured limits are exceeded, the risk of default depends on the creditworthiness of the counterparties to each of these transactions. The Master Fund has not experienced and does not expect to experience any losses in such accounts.
3. Portfolio Valuation
The net asset value (“NAV”) of the Master Fund is determined by, or at the direction of, the Adviser as of the close of business at the end of each fiscal period, in accordance with the valuation principles set

Grosvenor Registered Multi-Strategy Master Fund, LLC
Notes to Financial Statements (continued) (unaudited)
September 30, 2011
3. Portfolio Valuation (continued)
forth below, or as may be determined from time to time, pursuant to policies established by the Board. Pursuant to the valuation procedures, the Board has delegated to the Adviser the general responsibility for valuation of the investments in the Portfolio Funds subject to the oversight by the Board.
The Master Fund Board has approved procedures pursuant to which the Master Fund will value its investments in Portfolio Funds at fair value, generally at an amount equal to the NAV of the Master Fund’s investment in the Portfolio Funds as determined by Portfolio Fund’s general partner or investment manager. If no such information is available, or if such information is deemed to not be reflective of fair value by the Adviser, an estimated fair value is determined in good faith by the Adviser pursuant to the Master Fund’s valuation procedures. Generally, the NAVs of the investments in the Portfolio Funds are determined whereby the Master Fund records the investment and subsequent subscriptions at its acquisition cost, which respresents its fair value at the time of subscription. The investment is adjusted to reflect the Master Fund’s share of net investment income or loss and unrealized and realized gain or loss that reflects the changes in the fair value of the investment for the period.
The Portfolio Funds record their investments at fair value in accordance with GAAP or International Financial Reporting Standards. The Portfolio Funds generally hold positions in readily marketable securities and derivatives that are valued at quoted market values and/or less liquid non-marketable securities and derivatives that are valued at estimated fair value. Accordingly, valuations do not necessarily represent the amounts that might be realized from the sale or other dispositions of investments, nor do they reflect other expenses or fees that might be incurred upon disposition. The mix and concentration of more readily marketable securities and less liquid non-marketable securities varies across the Portfolio Funds based on various factors, including the nature of their investment strategy and market forces.
Because of the inherent uncertainty of valuations of the investments in the Portfolio Funds, their estimated values may differ significantly from the values that would have been used had a ready market for the Portfolio Funds existed, and the differences could be material. Net change in accumulated unrealized appreciation on investments in the Statement of Operations is net of fees and performance-based compensation payable to the investment managers of the Portfolio Funds.
Some of the Portfolio Funds may invest all or a portion of their assets in illiquid securities and may hold a portion or all of these investments independently from the main portfolio. These separate baskets of illiquid securities (“side pockets”) may be subject to additional restrictions of liquidity that are stricter than the liquidity restrictions applicable to general interests in the Portfolio Fund. If the Master Fund withdraws its interest from such a Portfolio Fund, it may be required to maintain its holding in the side pocket investments for an extended period of time and retain this remaining interest in the Portfolio Fund. In instances, where such a Portfolio Fund closes its operations, the Master Fund may receive an “in-kind” distribution of a side pocket’s holdings in liquidation of its entire interest in the Portfolio Fund. The value of side pockets may fluctuate significantly. As of September 30, 2011, the Master Fund’s investments in side pockets and special liquidating vehicles

Grosvenor Registered Multi-Strategy Master Fund, LLC
Notes to Financial Statements (continued) (unaudited)
September 30, 2011
3. Portfolio Valuation (continued)
represented 3.37% of the Master Fund’s net assets. Additionally, the governing documents of the Portfolio Funds generally provide that the Portfolio Funds may suspend, limit or delay the right of their investors, such as the Master Fund, to withdraw capital. The primary restrictions applicable to individual Portfolio Funds as of September 30, 2011 are described in detail on the Master Fund’s Schedule of Investments.
The Master Fund uses a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:
•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Master Fund has the ability to access at the measurement date;

•	Level 2 — Quoted prices which are not considered to be active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•	Level 3 — Prices, inputs or modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).
The preparation of the Schedule of Investments in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the Schedule of Investments and accompanying notes. Management believes that the estimates utilized in preparing the Master Fund’s Schedule of Investments are reasonable and prudent; however, the actual results could differ from these estimates. The Master Fund relies upon the authoritative guidance under GAAP for estimating the fair value of investments in the Portfolio Funds that have calculated their NAVs in accordance with the specialized accounting guidance for investment companies. Accordingly, the Master Fund estimates the fair value of an investment in a Portfolio Fund using the NAV of the investment (or its equivalent) without further adjustment unless the Adviser determines that the NAV is deemed to be not reflective of the fair value.
Investments may be classified as Level 2 when market information (e.g. observable NAVs) is available, yet the investment is not traded in an active market and/or the investment is subject to transfer restrictions, or the valuation is adjusted to reflect illiquidity and/or non-transferability. Market information, including observable NAVs, subscription and redemption activity at the underlying Portfolio Fund, and the length of time until the investment will become redeemable, is considered when determining the proper categorization of the investment’s fair value measurement within the fair valuation hierarchy. Portfolio Fund investment lots that have observable market inputs (e.g. published NAVs) and that the Master Fund has the ability to redeem from within twelve months of the balance sheet date are classified in the fair value hierarchy as Level 2.

Grosvenor Registered Multi-Strategy Master Fund, LLC
Notes to Financial Statements (continued) (unaudited)
September 30, 2011
3. Portfolio Valuation (continued)
The Master Fund’s investments in the Portfolio Funds that have unobservable inputs and/or from which the Master Fund does not have the ability to redeem within twelve months are classified in the fair value hierarchy as Level 3. When observable prices are not available for these securities, the Master Fund uses the market approach, as defined in the authoritative guidance on fair value measurements, to evaluate the fair value of such Level 3 instruments. Although the Master Fund does not have the ability to redeem from the Portfolio Funds classified in Level 3 of the fair value hierarchy within twelve months of the measurement date, these Portfolio Funds may transact with other investors at the NAV of the investment (or its equivalent). In certain circumstances, the Adviser may make adjustments to the reported NAV of a Portfolio Fund when it believes that the reported NAV is not representative of fair value. Specifically, for certain Portfolio Funds in liquidation, the reported NAV is adjusted based on the Adviser’s estimate of the net realizable value of the Portfolio Fund in liquidation. As of September 30, 2011, approximately $3.1 million, or 8.86%, of investments in Portfolio Funds classified in Level 3 of the fair value hierarchy were fair valued using such approach.
The following table sets forth information about the level within the fair value hierarchy at which the Portfolio Fund investments are measured at September 30, 2011:

			Level 3
		Level 2	Significant
	Level 1	Significant	Unobservable	Total Value at
Description	Quoted Prices	Observable Inputs	Inputs	09/30/2011

Portfolio Funds
Distressed	$—	$70,114,719	$23,091,668	$93,206,387
Event Driven	—	96,301,883	3,153,712	99,455,595
Long and/or Short Equity	—	197,291,083	4,596,220	201,887,303
Multi-Arbitrage	—	142,557,847	4,644,278	147,202,125

Total Portfolio Funds	$—	$506,265,532	$35,485,878	$541,751,410

The level classifications in the table above may not be indicative of the risk associated with the investment in each Portfolio Fund.
The Master Fund recognizes transfers into and out of the levels indicated above on the actual date of the event or change in circumstances that caused the transfer. All transfers into and out of Level 2 and Level 3 can be found in the Level 3 reconciliation table shown below. There were no transfers between Level 1 and Level 2 for the period ended September 30, 2011.

Grosvenor Registered Multi-Strategy Master Fund, LLC
Notes to Financial Statements (continued) (unaudited)
September 30, 2011
3. Portfolio Valuation (continued)
The following table includes a roll-forward of the amounts for the period ended September 30, 2011 for the investments classified within Level 3. The classification of an investment within Level 3 is based on the significance of the unobservable inputs to the overall fair value measurement.

			Long and/or	Multi-
	Distressed	Event Driven	Short Equity	Arbitrage	Total

Balance as of March 31, 2011	$31,000,091	$1,594,661	$4,942,623	$5,441,009	$42,978,384
Transfer from Level 2*	399,620	4,574,577	—	9,197	4,983,394
Net realized gain / (loss)	2,403,428	—	(4,790)	10,669	2,409,307
Net change in unrealized appreciation / depreciation	(3,834,380)	(3,015,526)	(285,222)	(380,586)	(7,515,714)
Purchases	—	—	—	—	—
Sales	(6,571,248)	—	(13,260)	(110,529)	(6,695,037)
Transfer into Level 2**	(305,843)	—	(43,131)	(325,482)	(674,456)

Balance as of September 30, 2011	$23,091,668	$3,153,712	$4,596,220	$4,644,278	$35,485,878

*	Transfers include investments in Portfolio Funds that were previously categorized as Level 2 investments, with a fair value of $4,983,394, which have been re-classified as Level 3 for the period ended September 30, 2011. Such transfers were primarily the result of changes in redemption terms and the Master Fund’s inability to redeem from these investments within twelve months of the balance sheet date.

**	Transfers include investments in Portfolio Funds that were previously categorized as Level 3 investments, with a fair value of $674,456, which have been re-classified as Level 2 for the period ended September 30, 2011. Such transfers were primarily the result of the changes in redemption terms and the Master Fund’s ability to redeem from these investments within twelve months of the balance sheet date.
The net realized and unrealized gains (losses) in the table above are reflected in the accompanying Statement of Operations. Net change in unrealized appreciation for the period ended September 30, 2011 for Level 3 investments held by the Master Fund as of September 30, 2011 was a decrease of $7,515,714 as shown in the table below:

Investments in	Net change in
Portfolio Funds	unrealized appreciation
Distressed	$(3,834,380)
Event Driven	(3,015,526)
Long and/or Short Equity	(285,222)
Multi-Arbitrage	(380,586)
Total	$(7,515,714)
The Master Fund follows authoritative guidance that permits a reporting entity to measure the fair value of an investment that does not have a readily determinable fair value, based on the NAV for the investment. In using the NAV, certain attributes of the investment that may impact the fair value of the investment are not considered in measuring fair value. Attributes of those investments include the

Grosvenor Registered Multi-Strategy Master Fund, LLC
Notes to Financial Statements (continued) (unaudited)
September 30, 2011
3. Portfolio Valuation (continued)
investment strategies of the investees and may also include, but are not limited to, restrictions on the investor’s ability to redeem its investments at the measurement date and any unfunded commitments. The Master Fund is permitted to invest in alternative investments that do not have a readily determinable fair value, and as such, has determined that the NAV, as calculated by the reporting entity, generally represents the fair value of the investments. A listing of the investments held by the Master Fund and their attributes as of September 30, 2011, that may qualify for these valuations are shown in the table below.

Investment		Redemption		Redemption Restrictions
Category	Fair Value	Frequency	Notice Period	and Terms*
Distressed (a)	$93,206,387	Daily - Bi-Annually	30 — 180 Days	0-4 years. Side pocket & liquidating vehicle arrangements exist for 10%** of the Portfolio Funds.
Event Driven (b)	$99,455,595	Quarterly - Semi-Annually	30 — 90 Days	0-1 years. Side pocket & liquidating vehicle arrangements exist for 3%** of the Portfolio Funds.
Long and/or Short Equity (c )	$201,887,303	Monthly — Bi- Annually	30 — 90 Days	0-2 years. Side pocket & liquidating vehicle arrangements exist for 0%** of the Portfolio Funds.
Multi-Arbitrage (d)	$147,202,125	Monthly - Annually	45 — 90 Days	0-1 years. Side pocket & liquidating vehicle arrangements exist for 3%** of the Portfolio Funds.

*	The information summarized in the table above represents the general terms of the specific asset class. Individual Portfolio Funds may have terms that are more or less restrictive than those terms indicated for the asset class as a whole. In addition, most Portfolio Funds have the flexibility, as provided for in constituent documents, to modify and waive such terms.

**	Reflects fair value of investments in each respective investment category.
The Master Fund’s investments reflect their estimated fair value, which for marketable securities would generally be the last sales price on the primary exchange for such security, and for the Portfolio Funds, would generally be the NAV as provided by the Portfolio Fund or its administrator. For each of the classes below, the fair value of the Portfolio Funds has been estimated based upon the NAV of the Portfolio Funds, subject to adjustments by the Adviser if deemed necessary.
(a) Distressed Securities This class includes the Portfolio Funds that invest in debt and equity securities of companies in financial difficulty, reorganization or bankruptcy, nonperforming and subperforming bank loans, and emerging market debt. As of September 30, 2011, the Master Fund had no unfunded capital commitments to the Portfolio Funds within this strategy.

Grosvenor Registered Multi-Strategy Master Fund, LLC
Notes to Financial Statements (continued) (unaudited)
September 30, 2011
3. Portfolio Valuation (continued)
(b)Event Driven This class includes the Portfolio Funds that take significant positions in companies with special situations, including distressed stocks, mergers and takeovers. As of September 30, 2011, the Master Fund had no unfunded capital commitments to the Portfolio Funds within this strategy.
(c)Long and/or Short Equities This class includes the Portfolio Funds that make long and short investments in equity securities that are deemed by the Investment Managers to be under or overvalued. The Investment Managers typically do not attempt to neutralize the amount of long and short positions. As of September 30, 2011, the Master Fund had no unfunded capital commitments to the Portfolio Funds within this strategy.
(d)Multi-Arbitrage This class includes the Portfolio Funds that seek to exploit price differences of identical or similar financial instruments, on different markets or in different forms by simultaneously purchasing and selling an asset in order to profit from the difference. As of September 30, 2011, the Master Fund had no unfunded capital commitments to the Portfolio Funds within this strategy.
As of September 30, 2011, the Master Fund had investments in 54 Portfolio Funds. The Master Fund, as an investor in these Portfolio Funds is charged management fees of up to 3% (per annum) of the NAV of its ownership interests in the Portfolio Funds, as well as incentive fees or allocations of up to 20% of net profits earned that are attributable to the Master Fund’s ownership interests in such Portfolio Funds. The Master Fund also generally bears a pro rata share of the other expenses of each Portfolio Fund in which it invests. Total expenses, including incentive fees or allocations, for the period ended September 30, 2011, ranged from approximately 0.21% to 11.82% of the Master Fund’s average invested capital in each Portfolio Fund. Incentive fees or allocations ranged from approximately 0.00% to 8.80% of the Master Fund’s average invested capital in each Portfolio Fund. These ratios may vary over time depending on the allocation of the Master Fund’s assets among the Portfolio Funds and the actual expenses and investment performance of the Portfolio Funds. The ranges were not audited by the Master Fund’s independent registered public accounting firm.
For the period ended September 30, 2011, aggregate purchases and sales of the Portfolio Funds amounted to $121,498,427 and $29,855,733, respectively.
4. Capital Commitments of the Master Fund to the Portfolio Funds
As of September 30, 2011, the Master Fund had no unfunded capital commitments to the Portfolio Funds.
5. Advisory Fee
Pursuant to the terms of the advisory agreement between the Master Fund and the Adviser, the Master Fund pays the Adviser a monthly fee at an annual rate of 1.00% (the “Advisory Fee”) based on the Master Fund’s net assets determined as of the last business day of each month before taking into

Grosvenor Registered Multi-Strategy Master Fund, LLC
Notes to Financial Statements (continued) (unaudited)
September 30, 2011
5. Advisory Fee (continued)
consideration the Advisory Fee. For the period ended September 30, 2011, the Advisory Fee was $2,773,716. The Adviser is also reimbursed by the Master Fund for out-of-pocket expenses incurred by the Adviser related to the Master Fund, up to an annual limit of $25,000.
6. Incentive Allocation
As part of the Reorganization, the incentive allocation was eliminated as of January 1, 2010. Prior to the Reorganization, an incentive allocation was calculated with respect to each Member on the last business day of a calendar year and upon repurchase of all or any portion of such Investor’s Interest (an “Incentive Period”). An Incentive Period for each Member’s Interest started immediately following the preceding Incentive Period and ended on the first to occur of: (i) the next occurring last business day of a calendar year; (ii) the next repurchase of all or any portion of such Member’s Interest; (iii) the withdrawal of the Adviser or Subadviser (collectively the “Special Members”) in connection with such party ceasing to serve as Adviser or Subadviser to the Master Fund; or (iv) the dissolution of the Master Fund. The aggregate incentive allocation (to the Special Members) for an Incentive Period equaled 10% of the amount, if any, in excess of (a) profit net of losses (after taking into account expenses, including the advisory fee paid by the Master Fund) allocated to each Member’s capital account for such Incentive Period over (b) the greater of (i) the Member’s Hurdle Rate Amount for that Incentive Period and (ii) the balance in the Member’s Loss Carryforward as of the end of the prior Incentive Period.
A Member’s “Loss Carryforward” for the initial Incentive Period was zero and for each Incentive Period thereafter was equal to the Member’s Loss Carryforward as of the end of the immediately preceding Incentive Period, increased or decreased, but not below zero, by the positive or negative difference between the net losses over net profits allocated to the Member for the current Incentive Period.
The “Hurdle Rate Amount” is the return a Member would receive if its Interest as of the beginning of that Incentive Period (adjusted appropriately for any additional subscriptions) earned a rate of return equal to the one-year U.S. Treasury note, as determined on the first day of each calendar quarter and reset on the first day of each calendar quarter. The Hurdle Rate Amount is not cumulative from Incentive Period to Incentive Period.
In the case of a repurchase of only a portion of an Interest other than on the last business day of the calendar year, the Member was treated as having two independent Interests in the Master Fund, one of which was being repurchased in its entirety. Allocations to the Member and subscriptions made by the Member during the Incentive Period prior to such repurchase, and the Member’s opening capital account balance and Loss Carryforward as of the beginning of such Incentive Period, were allocated between the two Interests in proportion to the portion of the Member’s Interest that was repurchased.

Grosvenor Registered Multi-Strategy Master Fund, LLC
Notes to Financial Statements (continued) (unaudited)
September 30, 2011
7. Related Party Transactions
The Board is made up of five Board members who are not “interested persons”, as defined by the 1940 Act, (the “Independent Directors”). The Independent Directors each receive annual compensation in the amount of $40,000 for their services to both the Master Fund and the Feeder Funds. The annual compensation is paid by the Master Fund and allocated pro-rata to the Feeder Funds. All Independent Directors may be reimbursed for out-of-pocket expenses of attendance at each regular or special meeting of the Board or of any committee thereof and for their expenses, if any, in connection with any other service or activity they perform or engage in as Independent Directors. The Master Fund incurred $245,000 of Independent Directors’ and Fund Officers’ Compensation fees for the period ended September 30, 2011, $145,000 of which was payable as of September 30, 2011. The total fees and expenses (including compensation) of the Independent Directors and Fund Officers are shown on the Master Fund’s Statement of Operations.
BNY Mellon Investment Servicing Trust Company serves as custodian of the Master Fund’s assets and provides custodial services for the Master Fund. BNY Mellon Investment Servicing (U.S.) Inc. serves as administrator and accounting agent to the Master Fund and in that capacity provides certain accounting, record keeping, investor related services, and regulatory administrative services. The Master Fund pays a monthly fee to the custodian and the administrator based primarily upon month-end Members’ Capital.
8. Financial Instruments with Off-Balance Sheet Risk or Concentrations of Credit Risk or Liquidity Risks
In the normal course of business, the Portfolio Funds in which the Master Fund invests trade various financial instruments and may enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling, writing option contracts, and equity swaps. However, as a result of the investments by the Master Fund as a limited partner, member or shareholder, the Master Fund’s liability with respect to its investments in the Portfolio Funds is generally limited to the NAV of its interest in each Portfolio Fund.
Because the Master Fund is a closed-end investment company, Interests are not redeemable at the option of Members and are not exchangeable for interests of any other fund. Although the Board in its discretion may cause the Master Fund to offer from time to time to repurchase Interests at the Members’ capital account value, Interests are considerably less liquid than shares of funds that trade on a stock exchange or shares of open-end investment companies. With respect to any offer to repurchase Interests by the Master Fund, the aggregate repurchase amount will be determined by the Board in its discretion and such repurchase amount may represent only a small portion of outstanding Interests. Because the Master Fund’s investments in Portfolio Funds themselves have limited liquidity, the Master Fund may not be able to fund significant repurchases. Members whose Interests are accepted for repurchase also bear the risk that the Master Fund’s members’ capital account value may fluctuate significantly between the time that they submit their request for repurchase and the date as of which Interests are valued for the purpose of repurchase.

Grosvenor Registered Multi-Strategy Master Fund, LLC
Notes to Financial Statements (continued) (unaudited)
September 30, 2011
8. Financial Instruments with Off-Balance Sheet Risk or Concentrations of Credit Risk or Liquidity Risks (continued)
As described in the footnotes of the Master Fund’s Schedule of Investments and in Note 3, some Portfolio Funds have suspended or restricted withdrawals of capital, which increases the liquidity risk for the Master Fund. Liquidity risk is the risk that the Master Fund will encounter difficulty in meeting obligations associated with financial liabilities. Among other things, liquidity could be impaired by an inability to access secured and/or unsecured sources of financing, an inability to sell assets or to withdraw capital from the Portfolio Funds, or unforeseen outflows of cash to meet tender demands. This situation may arise due to circumstances outside of the Master Fund’s control, such as a general market disruption or an operational issue affecting the Master Fund or third parties, including the Portfolio Funds. Also, the ability to sell assets may be impaired if other market participants are seeking to sell similar assets at the same time.
The Master Fund’s capital investment in the Portfolio Funds can be withdrawn on a limited basis. As a result, the Master Fund may not be able to liquidate quickly some of its investments in the Portfolio Funds in order to meet liquidity requirements or respond to market events.
There are a number of other risks to the Master Fund. Three principal types of risk that can adversely affect the Master Fund’s investment approach are market risk, strategy risk, and manager risk. The Master Fund also is subject to multiple manager risks, possible limitations in investment opportunities, allocation risks, lack of diversification, and other risks for the Master Fund and potentially for each Portfolio Fund.
9. Guarantees
Under the Master Fund’s organizational documents, its Directors and officers are indemnified against certain liabilities arising out of the performance of their duties to the Master Fund. In addition, in the normal course of business, the Master Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Master Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Master Fund that have not yet occurred. However, based on experience, the Master Fund expects the risk of loss due to these warranties and indemnities to be remote.
10. Subsequent Events
The Master Fund has evaluated all subsequent events through the date these financial statements were issued and noted the following:
On September 27, 2011, the Master Fund announced a tender offer to repurchase up to $56,000,000 of outstanding Interests from Members. The net asset value of the Interests will be calculated for this purpose on December 31, 2011. The tender offer expired October 27, 2011.
Subsequent to September 30, 2011, the Master Fund received additional capital subscriptions from the Feeder Funds in the amount of $4,003,000, which became effective as of November 1, 2011.

ITEM 2 — CODE OF ETHICS
Not applicable.
ITEM 3 — AUDIT COMMITTEE FINANCIAL EXPERT
Not applicable.
ITEM 4 — PRINCIPAL ACCOUNTANT FEES AND SERVICES
Not applicable.
ITEM 5 — AUDIT COMMITTEE OF LISTED REGISTRANTS
Not applicable.
ITEM 6 — INVESTMENTS
(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.
ITEM 7 — DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not applicable.
ITEM 8 — PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES
There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the Registrant’s most recently filed annual report on Form N-CSR.
ITEM 9 — PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS
Not applicable.
ITEM 10 — SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
There have been no material changes to the procedures by which members may recommend nominees to the Registrant’s board of directors, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

ITEM 11 — CONTROLS AND PROCEDURES
(a)	The Registrant’s principal executive officer and principal financial officer, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the Registrant in Form N-CSR is accumulated and communicated to the Registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
ITEM 12 — EXHIBITS
(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Not applicable.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GROSVENOR REGISTERED MULTI-STRATEGY FUND (TE), LLC
By:	/s/ Scott J. Lederman
Scott J. Lederman
Chief Executive Officer and President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Scott J. Lederman	Chief Executive Officer and President	November 30, 2011

Scott J. Lederman

By:	/s/ Zachary D. Weber	Chief Financial Officer and Treasurer	November 30, 2011

Zachary D. Weber